As filed with the U.S. Securities and Exchange Commission on May 29, 2024

File No. 002-73948
File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. __ [ ]
Post-Effective Amendment No. 258 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 260

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX  78746
(Address of Principal Executive Office)  (Zip Code)

Registrant’s Telephone Number, including Area Code  (512) 306-7400

Catherine L. Newell, Esquire, President and General Counsel
DFA Investment Dimensions Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX  78746
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire
Brian Crowell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on [Date] pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on [Date] pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Titles of Securities Being Registered:

Dimensional World ex U.S. Sustainability Targeted Value Portfolio

This Post-Effective Amendment No. 258/260 to Registration File Nos. 002-73948/811-03258 includes the following:

1. FACING PAGE

2. CONTENTS PAGE

3. PART A – Prospectus relating to the Institutional Class shares of the Registrant’s Dimensional World ex U.S. Sustainability Targeted Value Portfolio series of shares

4. PART B – Statement of Additional Information relating to the Institutional Class shares of the Registrant’s Dimensional World ex U.S. Sustainability Targeted Value Portfolio series of shares

5. PART C – Other Information

6. SIGNATURES

Subject to Completion May 29, 2024

Prospectus

[DATE], 2024

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional World ex U.S. Sustainability Targeted Value Portfolio ( )

This Prospectus describes the Institutional Class shares of the Portfolio which:
Are for long-term investors.
Are generally only available to institutional investors and clients of registered investment advisors.
Do not charge sales commissions or loads.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Disclosure of Portfolio Holdings	26
Delivery of Shareholder Documents	26

Dimensional World ex U.S. Sustainability Targeted Value Portfolio

Investment Objective

The investment objective of the Dimensional World ex U.S. Sustainability Targeted Value Portfolio (the “World ex U.S. Sustainability Targeted Value Portfolio” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver and/or Expense Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.52%

[1]	The Portfolio is a new portfolio, so the “Other Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2026, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

1 Year	3 Years
$53	$178

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.

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Principal Investment Strategies

To achieve the World ex U.S. Sustainability Targeted Value Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The World ex U.S. Sustainability Targeted Value Portfolio is designed to provide exposure to a broad and diverse portfolio of securities of non-U.S. companies, with a focus on small and mid-cap value companies with higher profitability, while adjusting the composition of the Portfolio based on sustainability impact considerations. The Portfolio may purchase securities of companies associated with countries with developed and emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small- and mid-cap value segments of the Approved Markets in which the Portfolio is authorized to invest. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor may also increase or reduce the World ex U.S. Sustainability Targeted Value Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The World ex U.S. Sustainability Targeted Value Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for approved market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The above referenced investments are not subject to, although they may incorporate, the Portfolio’s sustainability considerations.

The World ex U.S. Sustainability Targeted Value Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account the impact that companies may have on the environment and other sustainability considerations when making investment decisions for the World ex U.S. Sustainability Targeted Value Portfolio. Relative to a portfolio without these considerations, the Portfolio will exclude, or have less weight in, securities of companies that, according to the Portfolio’s sustainability impact considerations, may be less sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. Similarly, relative to a portfolio without sustainability impact considerations, the Portfolio will have a higher weight in securities of companies that, according to the Portfolio’s sustainability impact considerations, may be more sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. While the Advisor primarily considers greenhouse gas emissions intensity, in evaluating sustainability impact, the Advisor will also consider fossil fuel reserves, coal, factory farming activities, tobacco, palm oil, cluster munitions manufacturing, landmine manufacturing, civilian firearms manufacturing, the ownership or operation of private prisons and/or immigrant detention facilities, child labor, and

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severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises), among other factors. In particular, the Portfolio will exclude companies the Advisor considers to have high greenhouse gas emissions intensity or fossil fuel reserves relative to other issuers. The Advisor may engage third party service providers to provide research and/or ratings information relating to the Portfolio’s sustainability impact considerations with respect to securities in the portfolio, where information is available from such providers.

The World ex U.S. Sustainability Targeted Value Portfolio may periodically modify, add, or remove certain sustainability impact considerations.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Sustainability Impact Consideration Investment Risk: A fund that takes into account sustainability impact considerations may limit the number of investment opportunities available to the fund, and as a result, at times, may underperform funds that are not subject to such sustainability impact considerations. For example, a fund may decline to purchase, or underweight its investment in, certain securities due to sustainability impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. A fund may also overweight its investment in certain securities due to sustainability impact considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, a fund may sell or retain certain securities due to sustainability impact considerations when it is otherwise disadvantageous to do so. The sustainability impact considerations may also cause a fund’s industry allocations to deviate from that of funds without these considerations and of conventional benchmarks. The Advisor may also not be able to assess the sustainability impact of each company with securities eligible for purchase. For example, the Advisor may not be able to determine an overall sustainability impact score for each company based on the sustainability considerations because the third-party service providers may not have data on the entire universe of companies with securities considered by the Advisor, or may not have information with respect to each factor considered as a sustainability impact consideration. Furthermore, “sustainability” is not uniformly defined, and there are significant differences in interpretations of what it means for a company to meet sustainability criteria. The Advisor’s assessment of a company’s sustainability impact may differ from assessments made by other funds, managers, or investors. As a result, there is no guarantee that a fund’s investments will reflect the sustainability considerations of any particular investor.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or

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price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Large Shareholder Risk: Certain shareholders, including other funds or accounts advised by the Advisor, may from time to time own a substantial amount of a fund’s shares. In addition, a third-party investor, the Advisor, an authorized participant, a lead market maker, or another entity may invest in a fund and hold its investment for a limited period of time solely to facilitate commencement of a fund or to facilitate a fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of a fund would be maintained at such levels or that a fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

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Performance

Performance information is not available for the Portfolio because it has not yet completed a full calendar year of operations. Updated performance information for the Portfolio can be obtained in the future by visiting https://www.dimensional.com/us-en/funds.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

• Arun C. Keswani, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

• Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Portfolio on each day that the New York Stock Exchange is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Information on Investment Objective and Policies

DFA Investment Dimensions Group Inc. (the “Fund”) offers a variety of investment portfolios. Each of the Fund’s portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. The Portfolio described in this Prospectus is designed for long-term investors.

INVESTMENT TERMS USED IN THE PROSPECTUS

Below are the definitions of some terms that the Advisor uses to describe the investment strategies for the Portfolio.

Free Float generally describes the number of publicly traded shares of a company.

Price Momentum generally describes the tendency for stocks that have outperformed their peers to continue outperforming, and the similar tendency for stocks that have underperformed their peers to continue underperforming.

Short-Run Reversals generally describes the tendency for stocks that have recently outperformed their peers to underperform in the short run, and the similar tendency for stocks that have recently underperformed their peers to outperform in the short run.

Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.

Profitability generally measures a company’s profit in relation to its book value or assets.

The investment objective of the World ex U.S. Sustainability Targeted Value Portfolio is to achieve long-term capital appreciation. The Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of mostly small and mid-sized non-U.S. companies associated with countries with developed and emerging markets, which may include frontier markets (emerging markets in an earlier stage of development), that the Advisor believes to be value stocks with higher profitability at the time of purchase and have been authorized for investment as Approved Markets by the Advisor’s Investment Committee. As of the date of this Prospectus, the following markets have been authorized for investment as Approved Markets for the World ex U.S. Sustainability Targeted Value Portfolio: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Kuwait, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, Brazil, Chile, China, Colombia, Greece, Hungary, India, Indonesia, Malaysia, Mexico, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and the United Arab Emirates (collectively, the “Approved Markets”). The Advisor will determine in its discretion when and whether to invest in markets that have been authorized as Approved Markets, depending on a number of factors, including, but not limited to, asset growth in the Portfolio, constraints imposed in Approved Markets, and other characteristics of each such market. The Investment Committee of the Advisor also may authorize other markets for investment in the future, in addition to the Approved Markets identified above, or may remove one or more markets from the list of Approved Markets. Although the Advisor does not intend to purchase securities not associated with an Approved Market, the Portfolio may acquire such securities in connection with corporate actions or other reorganizations or transactions with respect to securities that are held by the Portfolio from time to time. Also, the Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. (For a description of the securities approved for investment, see “Approved Markets”). The implementation and management of the Advisor’s “Sustainability” portfolios, including, without limitation, the World ex U.S. Sustainability Targeted Value Portfolio, is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

The World ex U.S. Sustainability Targeted Value Portfolio intends to purchase securities of small and mid-sized companies in countries with developed and emerging markets that the Advisor believes to be value stocks with higher profitability at the time of purchase. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

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The Advisor determines what constitutes a small or mid-sized company on a country- or region-specific basis and based primarily on market capitalization. The Advisor may adjust the representation in the World ex U.S. Sustainability Targeted Value Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate.

In determining which emerging market countries are eligible markets for the World ex U.S. Sustainability Targeted Value Portfolio, the Advisor may consider various factors, including, without limitation, the data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), the International Finance Corporation, FTSE Russell, and MSCI. Approved emerging markets may not include all such emerging markets. In determining whether to approve emerging markets for investment, the Advisor may take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Portfolio.

The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization company universe within each country based on such investment characteristics. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. The Advisor may decrease the amount that the Portfolio invests in eligible small capitalization companies that have lower profitability and/or higher relative prices.

The World ex U.S. Sustainability Targeted Value Portfolio may invest in ETFs for the purpose of gaining exposure to the equity markets, including the United States, while maintaining liquidity. The Portfolio also may purchase or sell futures contracts and options on futures contracts for equity securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

The World ex U.S. Sustainability Targeted Value Portfolio may also invest in China A-shares (equity securities of companies listed in China) that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together “Stock Connect”) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies).

APPROVED MARKETS

The World ex U.S. Sustainability Targeted Value Portfolio invests in securities of Approved Markets as identified above. The Approved Markets securities invested in by the Portfolio will be listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), American Depositary Receipts (“ADRs”), or other types of depositary receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. Approved Market securities are defined as securities that are associated with an Approved Market (“Approved Market Securities”). Approved Market Securities are: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (e) securities included in the Portfolio’s benchmark index, which tracks Approved Markets; or (f) depositary shares of companies associated with Approved Markets under the criteria above. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies

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that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets that satisfy the criteria described above.

The Portfolio also may obtain exposure to Approved Market Securities by investing in derivative instruments that derive their value from Approved Markets Securities, or by investing in securities of pooled investment vehicles that invest at least 80% of their assets in Approved Markets Securities.

APPLYING THE PORTFOLIO’S SUSTAINABILITY IMPACT CONSIDERATIONS

The Advisor intends to take into account the impact that companies have on the environment and other sustainability considerations when making investment decisions for the Portfolio. Relative to a portfolio without these considerations, the Portfolio will generally exclude or have less weight in securities of companies that, according to the Portfolio’s sustainability impact considerations, may be less sustainable as compared either to other companies with securities in the Portfolio’s investment universe or other companies with similar business lines. Similarly, relative to a portfolio without sustainability impact considerations, the Portfolio will generally have a higher weight in securities of companies that, according to the Portfolio’s sustainability impact considerations, may be more sustainable as compared either to other companies with securities in the Portfolio’s investment universe or other companies with similar business lines. As of the date of this Prospectus, MSCI ESG Research LLC and Institutional Shareholder Services Inc. have been engaged by the Advisor as the Portfolio’s primary providers of research and/or ratings information relating to the sustainability impact considerations with respect to corporate securities in the Portfolio, where information is available from such providers. The Fund or Advisor may also change or engage additional independent third party service providers from time to time.

Selected examples of the types of considerations that are expected to be used to evaluate companies’ impact on the environment and other sustainability considerations are as follows:

• Greenhouse gas emissions intensity or fossil fuel reserves: The greenhouse gas emissions intensity consideration looks at a company’s greenhouse gas emissions scaled by sales. Greenhouse gases included are carbon dioxide (CO2), methane (CH4), nitrous oxide (N2O), hydrofluorocarbons (HFCs), perfluorocarbons (PFCs), sulfur hexafluoride (SF6), and nitrogen trifluoride (NF3).

• Cluster munitions or landmine manufacturing: This consideration takes into account the firm’s involvement in the manufacture of cluster munitions, landmines, or the essential components of these products.

• Civilian firearms manufacturing: This consideration relates to companies that earn revenue from the production and/or manufacturing of civilian firearms.

• Tobacco: This consideration relates to companies that earn at least 10% of their total annual revenue through the production and/or sale of tobacco products.

• Palm oil: This consideration relates to companies that earn at least 10% of their total annual revenue through the farming and/or processing of palm oil.

• Coal: This consideration relates to companies that have coal reserves.

• Private prisons and/or immigrant detention facilities: This consideration relates to companies that own or operate private prisons and/or immigrant detention facilities.

• Child labor: This consideration relates to companies that have had major recent child labor controversies in their own operations or supply chain.

• Factory farming: This consideration relates to companies that are believed to earn at least 10% of their total annual revenue through particularly intensive methods of livestock rearing.

• Severe environmental, social or governance controversies: This consideration relates to companies operating in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies.

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The sustainability impact considerations listed above are examples of factors that the Advisor believes may indicate whether or not a corporate issuer, as compared to other companies with similar business lines, promotes sustainability by pursuing economic growth and development that meets the needs of the present without compromising the needs of future generations. The Portfolio may periodically modify, add, or remove its sustainability impact considerations.

For the Portfolio, based on the research and ratings information, the Advisor will determine an overall impact score for the company and will consider the overall impact score of the company relative to other companies when determining whether a security should be excluded from the Portfolio’s securities holdings. The Advisor may also exclude, decrease, or increase the weight of specific companies due to any specific factor.

As described above, the Advisor will endeavor to consider the sustainability impact of each company when constructing the Portfolio’s investment portfolio. However, the Advisor may not be able to assess the sustainability impact of each company with securities eligible for purchase by the Portfolio. For example, the Advisor may not be able to determine an overall sustainability impact score for each company based on the sustainability considerations described above because the third-party service providers may not have data on the entire universe of companies with securities considered by the Advisor for the Portfolio, or may not have information with respect to each factor listed above as a sustainability impact consideration. The sustainability impact of a company may change while the Portfolio is holding the company’s securities due to actions taken by the company or new information that becomes available concerning the company, and such information may impact the Portfolio’s decision to buy securities in the future of such company but will not necessarily result in changes to current holdings of securities of such company. For instance, if negative information about a company becomes available, while future investment decisions should reflect that information, the Portfolio may continue to hold the securities it already owns in the short or long term, so that the composition of the Portfolio may not, at all times, reflect the most current sustainability impact considerations. The Portfolio’s exposure to companies, industries and sectors of the market may be affected by sustainability impact data obtained that may not be completely accurate with respect to any company or by a given sustainability factor that may not be as relevant as assumed in the overall score.

Because the Advisor takes into account sustainability impact considerations when constructing the investment portfolio, the Portfolio may not invest in, or may deviate in its exposure to, securities of certain types of companies, industries, and segments of the designated markets in which similar portfolios without sustainability impact considerations invest.

The Portfolio’s sustainability impact considerations are designed to meet what the Advisor believes to be the investing needs of the shareholders for which the Portfolio is designed; the exclusion, purchase, or sale of specific securities in the Portfolio should not be construed as reflecting a judgment by the Advisor or the Board of Directors of the Fund relating to any sustainability issue.

PORTFOLIO TRANSACTIONS

In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities that have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policies of the Portfolio.

In attempting to respond to adverse market, economic, political, or other considerations, the Portfolio may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Portfolio’s principal investment strategies. In these circumstances, the Portfolio may be unable to achieve its investment objective.

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ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

China Investments Risk: There are special risks associated with investments in China, Hong Kong and Taiwan. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. But there can be no assurance that these reforms will continue or that they will be effective. Despite reforms and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. The Chinese economy is also vulnerable to the long-running disagreements with Hong Kong related to integration.

A fund investing in China A-shares through Stock Connect is subject to trading, clearance, settlement, and other procedures, which could pose risks to the fund. Trading through the Stock Connect program is subject to daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude a fund’s ability to invest in China A-shares through the Stock Connect program. Trading through Stock Connect may require pre-validation of cash or securities prior to acceptance of orders. This requirement may limit a fund’s ability to dispose of its A-shares purchased through Stock Connect in a timely manner.

A primary feature of the Stock Connect program is the application of the home market’s laws and rules applicable to investors in China A-shares. Therefore, a fund’s investments in Stock Connect China A-shares are generally subject to the securities regulations and listing rules of the People’s Republic of China (“PRC”), among other restrictions. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, the Shanghai and Shenzhen markets may be open at a time when Stock Connect is not trading, with the result that prices of China A-shares may fluctuate at times when a fund is unable to add to or exit its position, which could adversely affect the fund’s performance.

Changes in the operation of the Stock Connect program may restrict or otherwise affect a fund’s investments or returns. Furthermore, any changes in laws, regulations and policies of the China A-shares market or rules in relation to Stock Connect may affect China A-share prices. These risks are heightened generally by the developing state of the PRC’s investment and banking systems and the uncertainty about the precise nature of the rights of equity owners and their ability to enforce such rights under Chinese law. An investment in China A-Shares is also generally subject to the risks identified under “Emerging Markets Risk,” and foreign investment risks such as price controls, expropriation of assets, confiscatory taxation, and nationalization may be heightened when investing in China. Certain investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”). In a VIE structure, foreign investors, such as a fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in certain restricted or prohibited sectors in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, historically the structure has not been formally recognized under Chinese law and Chinese regulations regarding the structure are evolving. It is uncertain whether Chinese officials or regulators will withdraw their acceptance of the structure generally, or with respect to certain industries. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect a fund’s returns and net asset value.

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Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause a fund and/or its service providers to suffer data corruption or lose operational functionality.

Depositary Receipts Risk: Depositary receipts, such as EDRs, GDRs and ADRs, are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in the issuer’s home country. In these cases if the issuer’s home country does not have developed financial markets, a fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivatives expose a fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty, and settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty). The possible lack of a liquid secondary market for derivatives and the resulting inability of a fund to sell or otherwise close a derivatives position could expose the fund to losses and could make derivatives more difficult for the fund to value accurately. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors, which could cause a fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Emerging Markets Risk: Securities of issuers associated with emerging market countries, including, but not limited to, issuers that are organized under the laws of, maintain a principal place of business in, derive significant revenues from, or issue securities backed by the government (or, its agencies or instrumentalities) of emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. These risks include, but are not limited to (i) social, political and economic instability; (ii) government intervention, including policies or regulations that may restrict a fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to an emerging market country’s national interests; (iii) less transparent and established taxation policies; (iv) less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property; (v) the lack of a capital market structure or market-oriented economy; (vi) higher degree of corruption and fraud; (vii) counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources as those in developed foreign markets; and (viii) the possibility that the process of easing restrictions on foreign investment occurring in some emerging market countries may be slowed or reversed by unanticipated economic, political or social events in such countries, or the countries that exercise a significant influence over those countries. Similar to foreign issuers, emerging market issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to U.S. issuers. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

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Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, regulatory events and governmental or quasi-governmental actions, among others.

The coronavirus (COVID-19) pandemic has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact and duration of the COVID-19 pandemic (or other future epidemics or pandemics) are unpredictable and may adversely affect a fund’s performance.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to U.S. issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, these measures may not address every possible risk and may be inadequate to address these risks.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Sustainability Impact Consideration Investment Risk: A fund that takes into account sustainability impact considerations may limit the number of investment opportunities available to the fund, and as a result, at times, may underperform funds that are not subject to such sustainability impact considerations. For example, a fund may decline to purchase, or underweight its investment in, certain securities due to sustainability impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. A fund may also overweight its investment in certain securities due to sustainability impact

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considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, a fund may sell or retain certain securities due to sustainability impact considerations when it is otherwise disadvantageous to do so. The sustainability impact considerations may also cause a fund’s industry allocations to deviate from that of funds without these considerations and of conventional benchmarks. The Advisor may also not be able to assess the sustainability impact of each company with securities eligible for purchase. For example, the Advisor may not be able to determine an overall sustainability impact score for each company based on the sustainability considerations because the third party service providers may not have data on the entire universe of companies with securities considered by the Advisor, or may not have information with respect to each factor considered as a sustainability impact consideration. Furthermore, “sustainability” is not uniformly defined, and there are significant differences in interpretations of what it means for a company to meet sustainability criteria. The Advisor’s assessment of a company’s sustainability impact may differ from assessments made by other funds, managers, or investors. As a result, there is no guarantee that a fund’s investments will reflect the sustainability considerations of any particular investor.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Other Information

COMMODITY POOL OPERATOR EXEMPTION

The Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolio described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolio.

Securities Loans

The Portfolio is authorized to lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of earning additional income. While the Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio’s total assets, which includes the value of collateral received. To the extent the Portfolio loans a portion of its securities, the Portfolio will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities, with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The securities purchased by the Money Market Series are not subject to the sustainability impact considerations that have been identified in this Prospectus. The Portfolio  may also invest such collateral in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities.

In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest, or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio’s Statement of Additional Information (“SAI”) for a further discussion of the tax consequences related to securities lending. The Portfolio will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows that a material event will occur. In the event of the bankruptcy of a borrower, the Portfolio could experience delay in recovering the loaned securities or only

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recover cash or a security of equivalent value. See “PRINCIPAL RISKS—Securities Lending Risk” for a discussion of the risks related to securities lending.

Management of the Portfolio

The Advisor serves as investment advisor to the Portfolio. Pursuant to an Investment Management Agreement with the Fund on behalf of the Portfolio, the Advisor is responsible for the management of the Portfolio's assets. The Portfolio is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has fourteen members. Investment strategies for the Portfolio are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types, and brokers.

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio based on the parameters established by the Investment Committee. The individuals named in the Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolio.

Mr. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee, a Vice President, and Senior Portfolio Manager of the Advisor. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the Portfolio since inception (2024).

Mr. Keswani is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Keswani holds an MBA from the Massachusetts Institute of Technology Sloan School of Management, an MS from Pennsylvania State University, and a BS from Purdue University. Mr. Keswani joined the Advisor in 2011, has been a portfolio manager since 2013, and has been responsible for the Portfolio since inception (2024).

Mr. Schneider is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined the Advisor in 2011, has been a portfolio manager since 2013, and has been responsible for the Portfolio since inception (2024).

The Portfolio’s SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the Portfolio’s shares.

The Advisor, Dimensional Fund Advisors Ltd. ("DFAL"), and DFA Australia Limited ("DFA Australia") provide the Portfolio with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor may pay compensation, out of the Advisor’s profits and not as an additional charge to the Portfolio, to financial intermediaries to support the sale of Portfolio shares. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Board approving the investment management and sub-advisory agreements with respect to the Portfolio will be available in a future semi-annual report for the Portfolio.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls DFAL and DFA Australia. As of January 31, 2024, assets under management for all Dimensional affiliated advisors totaled approximately $674 billion.

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The Fund bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operations, whether incurred directly by the Fund or incurred by the Advisor on its behalf. The expenses payable by the Fund shall include, but are not limited to: services of its independent registered public accounting firm, legal counsel to the Fund and its disinterested trustees/directors, fees and expenses of disinterested trustees/directors, employees and consultants, accounting and pricing costs (including the daily calculations of net asset value), brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes and other governmental fees levied against the Fund, insurance premiums, investment fees and expenses of the Fund, including the interest expense of borrowing money, the costs incidental to meetings of its shareholders and trustees/directors, the cost of filing its registration statements under the federal securities laws and the cost of any other filings required under federal and state securities laws, the costs of preparing, printing and mailing proxies, shareholder reports, prospectuses, statements of additional information and other fund documents, transfer and dividend disbursing agency, administrative services and custodian fees, including the expenses of issuing, repurchasing or redeeming its shares, fees and expenses of securities lending agents and the oversight of the securities lending activities of the Fund, fees and expenses associated with trade administration oversight services with respect to reconciliations and the oversight of settlement and collateral management, litigation, regulatory examinations/ proceedings and other extraordinary or nonrecurring expenses, and other expenses properly payable by the Fund, except as provided in the Fee Waiver and/or Expense Assumption Agreement. Expenses allocable to a particular portfolio are so allocated. The expenses of the Fund which are not allocable to a particular portfolio are to be borne by each portfolio or class of a portfolio of the Fund on the basis of its relative net assets.

MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the anticipated fees to be incurred by the Portfolio for the services provided by the Advisor for the first full fiscal year.

The Advisor, not the Portfolio, compensates the sub-advisors.

Sub-Advisors

The Advisor has entered into Sub-Advisory Agreements with DFAL and DFA Australia, respectively, with respect to the World ex U.S. Sustainability Targeted Value Portfolio. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for the Portfolio. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor will review the holdings of the Portfolio and review the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on securities of companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio, as well as making recommendations and elections on corporate actions. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom.

Manager of Managers Structure

The Advisor and the Fund have received an exemptive order from the Securities and Exchange Commission (“SEC”) for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes sub-advisors that are wholly-owned by the Advisor (i.e., (1) an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). The Board only will approve a change with respect to sub-advisors if the Board concludes that such arrangements would be in the best interests of the shareholders of the Portfolio. If a new Dimensional Wholly-Owned Sub-advisor is hired for the Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling the Portfolio to

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operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to the Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general management services to the Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set the Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of the Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with the Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate the Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

SHAREHOLDER SERVICES

On behalf of the Portfolio, the Fund may enter into shareholder servicing agreements with financial intermediaries to provide shareholder servicing, recordkeeping, account maintenance and other services to shareholders of the Portfolio. For the array of services provided to shareholders of the Portfolio, the Fund may pay such financial intermediaries a fee for such services. These expenses will be included in “Other Expenses” in the “Annual Fund Operating Expenses” table.

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENT

Pursuant to a Fee Waiver and/or Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio, as described below. The Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2026, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. With respect to the Fee Waiver and/or Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed below as a percentage of the Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for the Portfolio to exceed the Expense Limitation Amount.

Portfolio	Expense Limitation Amount
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	0.52%

Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment

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income of the Portfolio are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of the Portfolio’s normal investment activities and cash flows. During a time of economic volatility, the Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. The Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you request to receive income dividends or capital gains distributions, or both, in cash.

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, the Portfolio’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, the Portfolio’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by the Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain requirements are met.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by the Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

If the Portfolio qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

Sale or Redemption of Portfolio Shares. The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

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The Portfolio is required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Portfolio shares you sell or redeem but also the cost basis for shares you sell or redeem that were purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Portfolio’s default method of average cost, unless you instruct the Portfolio to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, the Portfolio may be required to withhold 24% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the Internal Revenue Service instructs it to do so.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of the Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Portfolio from net long-term capital gains, if any, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by the Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), the Portfolio will be required to withhold a 30% tax on income dividends made by the Portfolio, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the Internal Revenue Service, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The Portfolio may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of the Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Portfolio. Prospective investors should also consult the SAI.

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Electronic Shareholder Information

In order to conserve natural resources, which the Advisor understands is an important consideration of the shareholders of the Portfolio, shareholders, when opening an account through a financial intermediary that provides electronic delivery, are encouraged to consent to the acceptance of all shareholder information about the Portfolio, through electronic delivery. Shareholder information includes prospectuses, statements of additional information, annual and semi-annual reports, confirmations and statements. Additionally, the Portfolio’s website address is https://www.dimensional.com. The current Prospectus of the Portfolio is available for viewing and printing on the website. An interruption in transmissions over the Internet generally or a problem in the transmission of the Portfolio’s website in particular could result in a delay or interruption in the ability of shareholders to access the website.

Purchase of Shares

CASH PURCHASES

Investors who do not already have an agreement in place with the Fund may purchase Institutional Class shares of the Portfolio by first contacting the Portfolio’s transfer agent at (888) 576-1167. Investors that invest through a financial intermediary should contact such intermediary with regard to purchase instructions. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors, each as approved from time to time by the Advisor (“Eligible Investors”). Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Fund and friends and family members of such persons. The Portfolio generally is available for investment only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts, or other entities. For purposes of this limitation, U.S. citizens and U.S. residents must reside in the U.S. and U.S. domestic corporations, partnerships, trusts, and other entities must have a U.S. address of record. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of the Portfolio.

All purchases must be received in good order. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor and/or transfer agent have been received in legible form, and (2) the transfer agent has been notified of the purchase, no later than the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. ET) (“Market Close”) on the day of the purchase. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the purchase date.

Under certain conditions, the Portfolio may accept and process purchase orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

Payment

Payment of the total amount due should be made in U.S. dollars. If your payment is not received on settlement date, your purchase may be canceled. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Purchase by wire or check

Wire. Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by wire after providing notification to the transfer agent by an approved method. The transfer agent can be reached by phone at (888) 576-1167. Notification must include the account number, account name, Portfolio number, trade date and purchase amount. On or before settlement date, the investor paying by wire must request their bank to transmit immediately available funds (federal funds) by wire to the Fund’s custodian for the account of DFA Investment Dimensions Group Inc. (specify the Portfolio). Additional

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investments also may be made through the wire procedure by first notifying the transfer agent. If your payment is not received on settlement date, your purchase may be canceled.

Check. Investors who wish to purchase shares of the Portfolio by check should first call the Portfolio’s transfer agent at (888) 576-1167 for additional instructions. Checks should be made payable to Dimensional Funds. Reference the name of the Portfolio in which you wish to invest.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

IN-KIND PURCHASES

If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities that are eligible for acquisition by the Portfolio or otherwise represented in its portfolio as described in this Prospectus or as otherwise consistent with the Fund’s policies or procedures or in exchange for local currencies in which such securities are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the Portfolio with local currencies should first contact the Advisor.

The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio and current market values are available for such securities based on the Fund’s valuation procedures; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, may not exceed 5% of the net assets of the Portfolio immediately after the transaction.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange, depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Policy Regarding Excessive Short-Term Trading

The Portfolio is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolio, including but not limited to market timing. Excessive short-term trading into and out of the Portfolio can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

The Portfolio may be more susceptible to the risks of short-term trading than other portfolios. In addition, the nature of the Portfolio's holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of the Portfolio's holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because the Portfolio has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Portfolio calculates its net asset value. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the Portfolio calculates its net asset value. The Portfolio also may be subject to arbitrage market timing because it has significant holdings in small cap securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time the Portfolio calculates its net asset value due to, among other reasons, infrequent trading or illiquidity. There is a possibility that arbitrage market timing may dilute the value of

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the Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board has adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Portfolio: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolio from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believes that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolio, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in the Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in the Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $25,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as funds of funds and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Fund, Dimensional or their designees have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies  and broker-dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the portfolios of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolio (and other portfolios of the Fund) by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

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The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

Transactions in certain rebalancing programs and asset allocation programs, or fund-of-funds products, may be exempt from the Trading Policy subject to approval by the CCO. In addition, the purchase blocking procedures will not apply to a redemption transaction in which the Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

The purchase blocking procedures of the Trading Policy do not apply to shareholders whose shares are held on the books of certain Intermediaries that have not expressly adopted procedures to implement this Policy. The Fund and Dimensional may work with Intermediaries to implement purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has approved fair value pricing procedures that govern the pricing of the securities of the Portfolio. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities. Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in the Portfolio may occur. The Portfolio does not knowingly accommodate excessive or disruptive trading activities, including market timing.

Valuation of Shares

NET ASSET VALUE

The net asset value of the Portfolio is generally calculated on days that the NYSE is open for trading. The net asset value per share of the Portfolio is calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. The Portfolio generally accepts purchase and redemption orders on days that the NYSE is open for trading. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET.

Securities held by the Portfolio will be valued in accordance with applicable laws and procedures approved by the Board, and generally, as described below.

Equity securities held by the Portfolio (including exchange-traded investment companies and over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on

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Nasdaq Global Market® (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolio values the securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, options will be valued using the same pricing methods discussed above.

Generally, securities issued by open-end investment companies (excluding exchange-traded investment companies) are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Portfolio for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by the Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

As of the date of this Prospectus, the Portfolio will also fair value the foreign equity securities held by the Portfolio in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally 4:00 p.m. ET) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Portfolio’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Portfolio uses fair value pricing, the values assigned to the Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Advisor monitors the operation of the method used to fair value price the Portfolio’s foreign investments.

The net asset value per share of the Portfolio is expressed in U.S. dollars by translating the net assets of the Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the Portfolio owns securities that are primarily traded in foreign markets which may trade on days when the Portfolio does not price its shares, the net asset value of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Certain of the securities holdings of the Portfolio in Approved Markets may be subject to tax, investment, and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, the Portfolio might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Portfolio may also be subject to certain contractual arrangements with investment authorities in an Approved Market that require the Portfolio to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

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Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolio is determined each day as of such close. In the absence of prices that are readily available as defined in Rule 2a-5, the futures contract will be valued in good faith at fair value in accordance with procedures approved by the Board.

PUBLIC OFFERING PRICE

Provided that the transfer agent has received the investor’s purchase order in good order as described in “PURCHASE OF SHARES,” shares of the Portfolio will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of such order. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders, and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

When authorized by the Fund, certain financial institutions purchasing the Portfolio’s shares on behalf of customers or plan participants may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the Fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The financial institution is responsible for any costs or losses incurred by the Fund if payment is not received or delayed.

Exchange of Shares

Investors may exchange shares of the Portfolio for shares of another portfolio by first contacting the Portfolio’s transfer agent at (888) 576-1167 to notify the transfer agent of the proposed exchange and then sending a letter of instruction to the transfer agent by an approved method. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary for information regarding exchanges.

Exchanges are accepted into those Portfolios that are eligible for the exchange privilege, subject to the purchase requirement set forth in the applicable Portfolio’s prospectus. Investors may contact the transfer agent at the above-listed phone number for more information on such exchanges, for a list of those Portfolios that accept exchanges, and to request a copy of the prospectuses of other portfolios of the Fund or Dimensional Investment Group Inc. that may be offered in an exchange. There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, or limit the amount of or reject any exchange, as deemed necessary, at any time.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

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The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the transfer agent has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if the Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if the shares of the Portfolio being acquired are registered in the investor’s state of residence.

Redemption of Shares

REDEMPTION PROCEDURE

Investors who desire to redeem shares of the Portfolio must first contact the Portfolio’s transfer agent at (888) 576-1167. Shareholders who invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding redemption procedures. The Portfolio will redeem shares at the net asset value of such shares next determined, after receipt of a written request for redemption in good order, by the transfer agent (or by an Intermediary or a Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the transfer agent no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”), including but not limited to, a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares and, if the Fund does not have on file the authorized signatures for the account, proof of authority. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the redemption date.

Under certain conditions, the Portfolio may accept and process redemption orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

Shareholders redeeming shares who do not already have an agreement in place with the Fund and have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in its discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense. If the proceeds are to be wired to a bank account that differs from the standing instructions on file, or paid by check to an address other than the address of record, the transfer agent may request a Medallion Signature Guarantee. If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “PURCHASE OF SHARES.” In the interests of economy and convenience, certificates for shares are not issued.

For redemption proceeds that are paid directly to a shareholder by the Portfolio, the Portfolio typically expects to send (via check, wire or automated clearing house) redemption payments within 1 business day after receipt of a written request for redemption in good order by the transfer agent. For payments that are made to an intermediary for transmittal to a shareholder, the Portfolio expects to pay redemption proceeds to the intermediary within 1 to 2 business days following the Portfolio’s receipt of the redemption order from the intermediary. Under certain circumstances and when deemed in the best interest of the Portfolio redemption proceeds may take up to seven calendar days to be sent after receipt of the redemption request. In addition, with respect to investors redeeming shares that were purchased by check, payment will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take more than seven calendar days. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption proceeds will typically be paid by Federal Reserve wire payment. The Portfolio typically expects to satisfy redemption requests from available cash and cash equivalents or the sale of portfolio assets. In certain circumstances, such as stressed market conditions, the Portfolio may use other methods to meet redemptions, including the use of a line of credit or participating in an interfund lending program in reliance on exemptive relief from the SEC. In addition, as described below, the Portfolio reserves the right to meet redemption requests through an in-kind redemption, typically in response to a particularly large redemption, at the request of a client or in

25

stressed market conditions. Also, see “Redemption and Transfer of Shares” in the SAI for information regarding redemption requests that exceed $250,000 or 1% of the value of the Portfolio’s assets, whichever is less.

REDEMPTION OF SMALL ACCOUNTS

The Fund reserves the right to redeem an account if the value of the shares in the Portfolio is $500 or less. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for the Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio owns in lieu of cash. Such distributions may be pro rata or another method that is determined to be fair to both the redeeming shareholder and the remaining shareholders in accordance with policies and procedures adopted by the Fund. The securities that the investor receives as redemption proceeds are subject to market risk until the investor liquidates those securities, and, if the proceeds include illiquid securities, the investor will bear the risk of not being able to sell the securities at all. Investors also may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The Portfolio reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

Disclosure of Portfolio Holdings

The Portfolio generally will disclose up to 25 of its largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the most recent month-end, online at the Advisor’s public website, https://www.dimensional.com, within 20 days after the end of each month. The Portfolio also generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, 30 days following the month-end or more frequently and at different periods when authorized in accordance with the Portfolio’s policies and procedures. The Portfolio may, but is not required to, disclose a list of portfolio securities that generally would be included as proceeds in a redemption in-kind, as frequently as on a daily basis, online at the Advisor's public website. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio.

Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

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Other Available Information

You can find more information about the Fund and the Portfolio in the Portfolio’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders

These reports focus on Portfolio holdings and performance.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

How to get these and other materials:

• Your investment advisor—you are a client of an investment advisor who has invested in the Portfolio on your behalf.

• The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor.  Call collect at (512) 306-7400.

• Access them on our website at http://www.dimensional.com.

• Access them on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

• Obtain them, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

DFA Investment Dimensions Group Inc. - Registration No. 811-3258
Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400

Subject to Completion, May 29, 2024

DFA INVESTMENT DIMENSIONS GROUP INC.

6300 Bee Cave Road, Building One, Austin, Texas 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

[DATE]

Dimensional World ex U.S. Sustainability Targeted Value Portfolio

Ticker: [ ]

INSTITUTIONAL CLASS SHARES

DFA Investment Dimensions Group Inc. (“DFAIDG” or the “Fund”) is an open-end management investment company that offers one-hundred and three series of shares. This Statement of Additional Information (“SAI”) relates to the Institutional Class shares of the Dimensional World ex U.S. Sustainability Targeted Value Portfolio (the “Portfolio”):

This SAI is not a prospectus but should be read in conjunction with the Portfolio’s Prospectus dated [DATE], as amended from time to time. As of the date of this SAI, the Portfolio has not yet commenced operations. No financial information is shown for the Portfolio in the Fund’s annual report for the fiscal year ended October 31, 2023. The Prospectus can be obtained by writing to the Fund at the above address or by calling the above telephone number.

The information in this SAI is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PORTFOLIO CHARACTERISTICS, POLICIES AND INVESTMENT PROCESS

Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) serves as investment advisor to the Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The following information supplements the information set forth in the Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings assigned to them in the Prospectus.

The Portfolio is diversified under the federal securities laws and regulations.

Because the structure of the Portfolio is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolio might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.

The Advisor has adopted a process that monitors environmental, social, and governance news and large share price movements of eligible portfolio companies to identify issuers whose future financial data may be negatively impacted to a significant degree by environmental, social, or governance factors. The Advisor may use third party tools to assist in filtering news focused on environmental, social and governance issues. Companies that are identified through this process are escalated to the members of the Advisor’s portfolio management team for further evaluation. After review, if the portfolio management team determines that an issuer’s future financial data is likely to be significantly impacted, the issuer may be underweighted, temporarily excluded from further investment, or divested from the Portfolio.

BROKERAGE TRANSACTIONS

Portfolio transactions of the Portfolio will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolio to determine the effect that the brokers’ trading has on the market prices of the securities in which Portfolio invests. The Advisor also checks the rate of commission, if any, being paid by Portfolio to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Portfolio.

Subject to the duty to seek to obtain best price and execution, transactions of the Portfolio may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of the Fund, is prohibited from selecting brokers and dealers to effect the portfolio securities transactions for the Portfolio based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by the Portfolio or any other registered investment companies.

Companies eligible for purchase by the Portfolio may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolio with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The Investment Management Agreement for the Portfolio permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer, or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolio.

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

The Portfolio will not:

(1) borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2) make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

(3) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

(5) purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6) engage in the business of underwriting securities issued by others;

(7) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act; or

(8) concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies).

With respect to the investment limitation described in (1) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio. Under the 1940 Act, an open-end investment company may borrow up to 33⅓% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person. The Portfolio does not currently intend to borrow money for investment purposes.

Although the investment limitation described in (2) above prohibits loans, the Portfolio is authorized to lend portfolio securities. Investment limitation (2) above also does not, among other things, prevent the Portfolio from engaging in repurchase agreements, acquiring debt or loan instruments in the future or participating in an interfund lending order granted by the SEC.

Pursuant to Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Illiquid investments are investments that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the Fund’s liquidity risk management program (the “Liquidity Program”). As required by the Liquidity Rule, the Fund has implemented the Liquidity Program, and the Board, including a majority of the disinterested Directors, has appointed a liquidity risk management program administrator (the “Liquidity Program Administrator”) to administer such program. The Liquidity Program Administrator’s responsibilities include, among others, determining the liquidity classification of the Portfolio’s investments and monitoring compliance with the 15% limit on illiquid investments.

Pursuant to Rule 144A under the Securities Act of 1933, as amended, the Portfolio may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on illiquid investments. Among other considerations, the Advisor may consider the number of dealers making a market in such securities when determining whether a liquid market exists. After purchase, the Portfolio will continue to monitor the liquidity of Rule 144A securities.

With respect to the investment limitation described in (7) above, the Portfolio will not issue senior securities, except that the Portfolio may borrow money as described above. The Portfolio may also borrow money for temporary purposes, but not in excess of 5% of the Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereunder.

In applying the investment limitation described in (8) above, the Portfolio will consider the investments of other investment companies in which the Portfolio invests to the extent it has sufficient information about the holdings of such investment companies, if applicable.

The investment limitations described above do not prohibit the Portfolio from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under the Portfolio’s investment strategies.  Further, except with respect to the Portfolio’s limitation on borrowing, illiquid investments, or as otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolio’s investments apply only at the time that a transaction is undertaken.

Notwithstanding any of the above investment limitations, the Portfolio may establish subsidiaries or other similar vehicles for the purpose of conducting its investment operations if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors, or whose use is otherwise considered by the Portfolio to be advisable. The Portfolio would “look through” any such vehicle or subsidiary to determine compliance with its investment restrictions.

FUTURES CONTRACTS

The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The

Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. The Portfolio also will incur brokerage costs in connection with entering into futures contracts. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. The Portfolio expects to earn income on its margin deposits.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for any particular futures contract at any specific time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the performance of the Portfolio.

FOREIGN CURRENCY TRANSACTIONS

The Portfolio may enter into foreign currency exchange transactions in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates.   The Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.  A foreign currency forward contract involves an obligation to exchange two currencies at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a fixed rate set at the time of the contract.  These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

The Portfolio may enter into a foreign currency exchange transaction in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, the Portfolio may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

At the maturity of a forward currency contract, the Portfolio may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, the Portfolio may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts may be effected with a counterparty other than the counterparty to the original forward contract.

Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to the Portfolio. To the extent the Portfolio engages in forward currency contracts to generate current income, the Portfolio will be subject to these risks which the Portfolio might otherwise avoid (e.g., through use of hedging transactions).

The use of foreign currency exchange transactions may not benefit the Portfolio if exchange rates move in an unexpected manner. In addition, these techniques could result in a loss if the counterparty to a transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. These transactions also involve settlement risk, which is the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty.

SWAPS

The Portfolio may enter into equity swaps, including total return swaps and dynamic portfolio total return swaps (“DTRS”). In a standard swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on a predetermined asset (or group of assets) which may be adjusted for transaction costs, interest payments, dividends paid on the reference asset or other factors. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” for example, the increase or decrease in value of a particular dollar amount invested in the asset. The Portfolio may use equity swaps to invest in a market without owning or taking physical custody of securities, including in circumstances where direct investment may be restricted or is otherwise deemed impractical or disadvantageous.

Equity total return swaps can create long or short economic exposure to an underlying equity security, or to a basket of securities. Equity swap contracts may be structured in different ways. For example, under an equity total return swap contract, one party may agree to make payments to another based on the total economic performance of a notional amount of the underlying security or securities (including dividends and changes in market value) during a specified period, in return for periodic payments based on the application of a fixed or variable interest rate to the same notional amount. The purchaser of a long total return swap is paid the amount of any increase in value and pays the amount of any decrease in value, while the purchaser of a short total return swap is paid the amount of any decrease and pays the amount of any increase.

The Portfolio may enter into swaps, including DTRS, in order to access a specific equity market without purchasing or selling the underlying securities represented in the DTRS. DTRS are designed to replicate the performance of an underlying reference asset such as a portfolio of equities or ETFs. For example, the issuer of the DTRS agreement may agree to pay the Portfolio an amount equal to the performance of the underlying equities in a given period netted against a floating rate plus a spread or a fixed rate in the same period paid to the issuer by the Portfolio. The reference rate for the floating rate is typically based on an official interbank benchmark rate. The cash flows in a DTRS may be exchanged at maturity or periodically at each reset (e.g., monthly or quarterly). No notional amounts are exchanged at the start or at the maturity of the DTRS. In addition, pursuant to the terms of a DTRS, the underlying equities can be traded in the course of the day thereby changing the composition of the underlying equity portfolio, which provides the Portfolio with the ability to vary the market exposure obtained through investment in the DTRS. DTRS are subject to transaction costs, financing costs and other fees which will be borne by the Portfolio in connection with its investments in these instruments.

The swaps in which the Portfolio invests involve greater risks than if the Portfolio had invested in the reference assets directly, since, in addition to general market risks, these instruments are subject to counterparty risk, valuation risk, illiquidity risk and interest rate risk, among other risks. Adverse changes in market values, interest rates and currency exchange rates, or in the creditworthiness of swap counterparties and the issuers of the underlying assets may negatively affect the investment performance of the Portfolio and the investment performance of the Portfolio may be less favorable than it would have been if these investment techniques were not used. Swaps carry counterparty risks that cannot be fully anticipated. The Portfolio's ability to realize a profit from swaps transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Portfolio. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses to the Portfolio. If a default occurs by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. In addition, the Portfolio may experience difficulty in valuing the swap or in determining the amounts owed to or by the counterparty, regardless of whether the counterparty has defaulted. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. Under certain circumstances, suitable transactions may not be available to the Portfolio, or the Portfolio may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Moreover, participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. The Advisor, under the supervision of the Board of Directors, is responsible for determining and monitoring the liquidity of the Portfolio's swaps transactions in accordance with the Fund's Liquidity Program.

As described above, some types of swap agreements, including DTRS, are negotiated bilaterally with a swap dealer and traded OTC between the two parties (“uncleared swaps”), while other swaps are transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (“cleared swaps”), and may be traded on swap execution facilities (“exchanges”). Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, as noted above, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, the Portfolio is also subject to the risk that the FCM could use the Portfolio's assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

The Advisor and the Fund do not consider the Portfolio's obligations under swap contracts senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereunder. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

The Dodd-Frank Act and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. The requirements, even if not directly applicable to the Portfolio, may increase the cost of the Portfolio's investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

PARTICIPATORY NOTES

The Portfolio may invest in equity access products and instruments that have economic characteristics similar to equity securities, such as participation notes (also known as participatory notes) or other structured instruments that may be developed from time to time (collectively, “structured instruments”).

Structured instruments are notes that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity security, basket of securities, or market. The local branch or broker-dealer will usually place the local market equity securities in a special purpose vehicle, which will issue instruments that reflect the performance of the underlying equity securities. The performance of the special purpose vehicle generally carries the unsecured guarantee of the sponsoring bank or broker-dealer. This guarantee does not extend to the performance or value of the underlying local market equity securities. For purposes of the Portfolio's fundamental industry concentration policy, the Portfolio applies the restriction by reference to the industry of the issuer of the underlying equity securities and not the industry of the issuer of a structured instrument.

If the structured instrument were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a structured instrument that is linked to a particular underlying equity security, basket of securities, or market may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Structured instruments have transaction costs. In addition, there can be no assurance that there will be a trading market for a structured instrument or that the trading price of a structured instrument will equal the underlying value of the security, instrument or market that it seeks to replicate.

Unlike a direct investment in equity securities, structured instruments typically involve a term or expiration date, potentially increasing the Portfolio's turnover rate, transaction costs and tax liability. Due to transfer restrictions, the secondary markets on which a structured instrument is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Portfolio to risks of mispricing or improper valuation. Structured instruments typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Portfolio to counterparty risk (and this risk may be amplified if the Portfolio purchases structured instruments from only a small number of issuers). Structured instruments also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

EXCLUSION FROM COMMODITY POOL OPERATOR STATUS

The Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolio described in this SAI, and, therefore, is not subject to registration or regulation as a pool operator under the CEA with respect to the Portfolio. The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, the investment strategies of the Portfolio, or this SAI.

The terms of the commodity pool operator (“CPO”) exclusion require that the Portfolio, among other things, adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable foreign currency forward contracts. Generally, the exclusion from CPO regulation on which the Advisor relies requires the Portfolio to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish positions in commodity interests may not exceed 5% of the liquidation value of the portfolio of the Portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Portfolio’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Portfolio’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Portfolio may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, the Portfolio can no longer satisfy these requirements, the Advisor would withdraw its notice claiming an exclusion from the definition of a CPO, and the Advisor would be subject to registration and regulation as a CPO with respect to the Portfolio, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Portfolio, the Portfolio may incur additional compliance and other expenses.

FOREIGN ISSUERS

The Portfolio may acquire and sell securities issued by non-U.S. issuers. There are substantial risks associated with investing in the securities issued by governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the risks inherent in U.S. investments. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S., which may result in greater potential for fraud or market manipulation. There is also the risk of substantially more government involvement in the economy in foreign countries, as well as, the possible arbitrary and unpredictable enforcement of securities regulations and other laws, which may limit the ability of the Portfolio to invest in foreign issuers.

Significantly, there is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments. There is no assurance that the Advisor will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to U.S. issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. The Portfolio may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments. To the extent that the Portfolio invests a significant portion of its assets in a specific geographic region or country, the Portfolio will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. In addition, economies of some emerging market countries may be based on only a few industries and may be highly vulnerable to changes in local or global trade conditions. Foreign markets also have substantially less volume than the U.S. markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. The Portfolio, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

It is also possible that the U.S., other nations or other governmental entities (including supranational entities) could impose sanctions against issuers in various sectors of certain foreign countries. This could limit the Portfolio's investment opportunities in such countries, impairing the Portfolio's ability to invest in accordance with its investment strategy and/or to meet its investment objective. In addition, an imposition of sanctions upon such issuers could result in an immediate freeze of the issuers’ securities, impairing the ability of the Portfolio to buy, sell, receive or deliver those securities. Further, current sanctions or the threat of potential sanctions may also impair the value or liquidity of affected securities and negatively impact the Portfolio.

Emerging markets

Securities of issuers associated with emerging market countries, including, but not limited to, issuers that are organized under the laws of, maintain a principal place of business in, derive significant revenues from, or issue securities backed by the government (or, its agencies or instrumentalities) of emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. These risks include, but are not limited to (i) social, political and economic instability; (ii) government intervention, including policies or regulations that may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to an emerging market country’s national interests; (iii) less transparent and established taxation policies; (iv) less developed legal systems which may limit the rights and remedies available to the Portfolio against an issuer and with respect to the enforcement of private property rights and/or redress for injuries to private property; (v) the lack of a capital market structure or market-oriented economy which could limit reliable access to capital; (vi) higher degree of corruption and fraud and potential for market manipulation; (vii) counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources as those in developed foreign markets; (viii) the possibility that the process of easing restrictions on foreign investment occurring in some emerging market countries may be slowed or reversed by unanticipated economic, political or social events in such countries, or the countries that exercise a significant influence over those countries; and (ix) differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards that could impede the Advisor’s ability to evaluate issuers.

In addition, many emerging market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of these countries. Moreover, the economies of some emerging market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency and balance of payments position.

The Portfolio may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed foreign markets. Currency and other hedging techniques may not be available or may be limited. The local taxation of income and capital gains accruing to nonresidents varies among emerging market countries and may be comparatively high. Emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Portfolio could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets. Custodial services and other investment-related costs in emerging market countries are often more expensive, compared to developed foreign markets and the U.S., which can reduce the Portfolio's income from investments in securities or debt instruments of emerging market country issuers.

Some emerging market currencies may not be internationally traded or may be subject to strict controls on foreign investment by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including the Portfolio's securities, denominated in that currency. Some emerging market governments restrict currency conversions and/or set limits on repatriation of invested capital. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be different than the actual market values and may be adverse to the Portfolio's shareholders.

Investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”). In a VIE structure, foreign investors, such as the Portfolio, will only own stock in a shell company rather than directly in the Chinese company, known as the VIE. The VIE must be owned by Chinese nationals (and/or Chinese companies), which are typically the VIE’s founders, to obtain the licenses and/or assets required to operate in certain restricted and/or prohibited sectors in China. The value of the shell company is therefore derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. The shell company is typically set up in an offshore jurisdiction, such as the Cayman Islands, and enters into the service and other contracts with the VIE through a wholly foreign-owned enterprise based in China. The VIE structure is designed to provide foreign investors with exposure to Chinese companies that operate in certain sectors in which China restricts and/or prohibits foreign investments, such as internet, media, education and telecommunications.

While VIEs are a longstanding industry practice that is well known to Chinese officials and regulators, historically they have not been formally recognized under Chinese law and regulations regarding the structure are evolving. For example, in late December 2021, the China Securities Regulatory Commission (CSRC) released draft rules that would permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The new draft rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create and/or operate VIEs more difficult and costly.

It is uncertain whether Chinese officials or regulators will withdraw their acceptance of the VIE structure, generally, or with respect to certain industries, or limit VIEs’ ability to pass through economic and governance rights to foreign individuals and entities. The contractual arrangements with the VIE also may not be as effective in providing operational control as direct equity ownership. The Chinese equity owner(s) of a VIE could decide to breach the contractual arrangements and may have conflicting interests and fiduciary duties as compared to foreign investors in the shell company. Further, any breach or dispute under these contracts will likely fall under Chinese jurisdiction and law. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts through Chinese courts and/or arbitration bodies, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Portfolio's returns and net asset value.

In addition, foreign companies with securities listed on U.S. securities exchanges, including those that utilize VIE structures, may be delisted if they do not meet the requirements of the listing exchange, the Public Company Accounting Oversight Board or the U.S. government, which could significantly decrease the liquidity and value of such investments.

GENERAL MARKET AND GEOPOLITICAL RISKS

The value of the Portfolio’s securities changes daily due to economic and other events that affect market prices generally, as well as those that affect particular regions, countries, industries, or issuers. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Portfolio securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, regulatory events and governmental or quasi-governmental actions, among others. Natural and environmental disasters, including weather-related phenomena, also can adversely affect individual issuers, sectors, industries, markets, currencies, countries, or regions. The occurrence of global events similar to those in recent years (e.g., natural disasters, virus epidemics, social and political discord, and terrorist attacks around the world) may result in market volatility and have long term effects on both the U.S. and global economies and financial markets. The risks associated with such events may be greater in developing or emerging market countries, many of which have less developed political, financial, healthcare, and/or emergency management systems. Negative global events also can disrupt the operations and processes of any of the service providers for the Portfolio. Similarly, negative global events, in some cases, could constitute a force majeure event under contracts with service providers or contracts entered into with counterparties for certain transactions.

POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS

Portfolios that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty regarding the ramifications of the United Kingdom’s (UK) vote to exit the European Union (EU) in June 2016 (Brexit). On January 31, 2020, the UK officially withdrew from the EU and on May 1, 2021, the UK and EU formally entered into the EU-UK Trade and Cooperation Agreement (Agreement). While the Agreement is viewed as a positive step towards finalizing the framework of the future relationship between the EU and UK, many aspects of the relationship are still under negotiation and it is unclear when these negotiations will be complete. For example, the Agreement is limited with respect to its treatment of the trade of services. As the outcomes of these negotiations remain unclear, the effects on the UK, EU and the broader global economy cannot be determined at this time. Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolio, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolio’s investments. In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

CASH MANAGEMENT PRACTICES

The Portfolio engages in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions, or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, the Portfolio may make cash investments for temporary defensive purposes during periods in which market, economic, or political conditions warrant. In addition, the Portfolio may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest-bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

The Portfolio may invest, under normal circumstances, in short-term repurchase agreements. The Portfolio may also invest a portion of its assets in fixed income securities, such as money market instruments, freely convertible currencies, shares of affiliated and unaffiliated registered and unregistered money market mutual funds, index futures contracts, and options thereon. With respect to fixed income instruments, except in connection with corporate actions, the Portfolio will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

Investments in money market mutual funds may involve a duplication of certain fees and expenses. The securities purchased by money market mutual funds which the Portfolio may invest in for cash management, are not subject to the sustainability impact considerations described in the Portfolio’s Prospectus.

REFLOW REDEMPTION SERVICE

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in-kind in accordance with redemption in-kind policies described in the Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.

INTERFUND BORROWING AND LENDING

The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS

The Portfolio may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis.  When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued.  It is possible that the securities will never be issued, and the commitment cancelled.  In addition, the Portfolio may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Portfolio contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time.  The Portfolio may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time the Portfolio enters into a when-issued, delayed delivery, to-be-announced, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date.  In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price the Portfolio committed to pay or receive for the security.  The Portfolio will lose money if the value of a purchased security falls below the purchase price and the Portfolio will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

EXCHANGE TRADED FUNDS

The Portfolio may also invest in exchange traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company. ETFs in which the Portfolio invests are passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of a passively managed ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of such ETFs. When the Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses. ETFs in which the Portfolio invests are not subject to, though they may incorporate, the Portfolio's sustainability impact considerations. (See the Portfolio's Prospectus for information regarding the Portfolio's sustainability impact considerations.)

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Portfolio with the expectation that they will be held for longer than one year. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Board of Directors of the Fund (the "Board") is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Board elects the officers of the Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund. The Board of the Fund is comprised of two interested Directors and seven disinterested Directors. Gerard K. O’Reilly, an interested Director, is Chairman of the Board. The disinterested Directors of the Board designated Douglas W. Diamond as the lead disinterested Director. As the lead disinterested Director, Mr. Diamond, among other duties: acts as a principal contact for management for communications to the disinterested Directors in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Directors; raises issues and discusses ideas with management on behalf of the disinterested Directors in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Directors (other than Committee meetings, which are chaired by the respective Committee Chairperson). David G. Booth serves as Chairman Emeritus to the Board. The Board has designated David G. Booth, a former Chairman of the Fund, to serve as Chairman Emeritus to the Board in recognition of his years of service to both the Fund and Advisor. The Chairman Emeritus, which is a non-voting position, provides advice and counsel to the Directors in connection with the Directors’ management of the business and affairs of the Fund. The Board believes the existing Board structure for the Fund is appropriate because it provides the disinterested Directors with adequate influence over the governance of the Board and the Fund, while also providing the Board with the invaluable insight of the interested Directors, who, as both officers of the Fund and the Advisor, participate in the day-to-day management of the Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the lead disinterested Director in order to provide an opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items. In addition, the disinterested Directors regularly communicate with Mr. O’Reilly and Mr. Butler regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Fund meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has four standing committees. The Audit Committee, Nominating and Governance Committee (the “Nominating Committee”), and Mutual Funds-ETF Relations Committee are composed entirely of disinterested Directors. As described below, through these Committees, the disinterested Directors have direct oversight of the Fund’s accounting and financial reporting policies, the selection and nomination of candidates to the Fund’s Board, and the operation and expense allocations of the portfolios of the Fund. The Investment Strategy Committee (the

“Strategy Committee”) assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and the performance of its series.

The Board’s Audit Committee is comprised of Reena Aggarwal, Francis A. Longstaff, Abbie J. Smith, and Ingrid M. Werner. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were three Audit Committee meetings held for the Fund during the fiscal year ended October 31, 2023.

The Board’s Nominating Committee is comprised of Reena Aggarwal, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Directors to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the disinterested Directors’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held for the Fund during the fiscal year ended October 31, 2023.

The Strategy Committee is comprised of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Fund, and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held for the Fund during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of Reena Aggarwal, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the Portfolios or changes to the existing expense allocations among the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”), and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and the ETFs in the DFA Fund Complex (defined below). There were two Mutual Funds-ETF Relations Committee meetings held for the Fund during the fiscal year ended October 31, 2023.

The Board of the Fund, including all of the disinterested Directors, oversees and approves the contracts of the third-party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation, liquidity and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for their approval.

With respect to valuation, the Advisor and the Fund’s administrative and accounting agent provide regular written reports to the Board that enable the Board to review the Advisor’s fair valuation process. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, the Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to liquidity risk, the Board oversees the Fund’s liquidity risk through, among other things, receiving periodic reporting and presentations by investment and other personnel of the Advisor. Additionally, as required by the Liquidity Rule, the Board, including a majority of the disinterested Directors, approved the Fund’s Liquidity Program, which is reasonably designed to assess and manage the Fund’s liquidity risk, and appointed the Liquidity Program Administrator that is responsible for administering the Liquidity Program. The Board also reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses, among other items, the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Fund’s Global Chief Compliance Officer (“Chief Compliance Officer”) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Directors meet in executive session with the Chief Compliance Officer, and the Fund’s Chief Compliance Officer prepares and presents an annual written compliance report to the Board. The Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. While the Nominating Committee believes that there are no specific minimum qualifications for a candidate to possess or any specific educational background, qualities, skills, or prior business and professional experience that are necessary, in considering a candidate’s qualifications, the Nominating Committee may consider the following factors, among others, which may change over time or have different weight: (1) whether or not the person is willing to serve and willing and able to commit the time necessary for the performance of the duties of a Board member; (2) the candidate’s judgment, skill, diversity, and experience with investment companies and other organizations of comparable purpose, complexity and size; (3) the business activities of the Fund, including any new marketing or investment initiatives, and whether the candidate possesses relevant experience in these areas; (4) whether the person’s business background or other business activities would be incompatible with the Fund’s and the Advisor’s business purposes; (5) the interplay of the candidate’s experience with the experience of other Board members and how the candidate and his or her academic or business experience will be perceived by the Fund’s shareholders; and (6) the extent to which the candidate would be a desirable addition to the Board and any committees thereof.

While the Nominating Committee is solely responsible for the selection and recommendation to the Board of disinterested Board candidates, the Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Nominating Committee also may seek such additional information about the nominee as the Nominating Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders. The Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance or accounting. Reena Aggarwal, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Heather E. Tookes and Ingrid M. Werner are each Professors of Finance, while Abbie J. Smith is a Professor of Accounting. The Board also noted that Reena Aggarwal, Darrell Duffie, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that Gerard K. O’Reilly and David P. Butler contributed valuable experience due to their positions with the Advisor. Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director	Since 2021

Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).

165 portfolios in 5 investment companies

Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	165 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since 2019	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	165 portfolios in 5 investment companies	None
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director	Since 2021

Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).

				165 portfolios in 5 investment companies	None
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	165 portfolios in 5 investment companies

Director (since 2000) and formerly, Audit Committee Chair (2019-2022), HNI Corporation (office furniture); Director and Audit Committee member, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee (since 2009) and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	165 portfolios in 5 investment companies

Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, Payoneer Inc. (digital payments) (2021-2023).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since 2019

Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022); formerly, Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (2020-2023).

				165 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Directors

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since 2021 Co-Chief Executive Officer since 2017

Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017); Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.

				165 portfolios in 5 investment companies	None
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Co-Chief Investment Officer	Chairman and Director since 2021 Co-Chief Executive Officer since 2017 Co-Chief Investment Officer since February 2024

Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of the DFA Entities; Co-Chief Executive Officer (since 2020), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2020 – February 2024) of Dimensional ETF Trust; Co-Chief Executive Officer of DFA Canada LLC (since 2018); Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Fund Advisors Canada ULC; Director (since 2017), Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2017 – February 2024) and Vice President (since 2014) of DFA Australia Limited; Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2018 – February 2024) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Holdings, LLC; Director and Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024) and Chief Investment Officer (2017 – February 2024) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).

				165 portfolios in 5 investment companies	None

1  Each Director holds office for an indefinite term until his or her successor is elected and qualified.

2  Each Director is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio and in all registered investment companies in the DFA Fund Complex as of December 31, 2023 is set forth in the chart below.

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
Reena Aggarwal	None	None Directly; Over $100,000 in Simulated Funds*
Douglas W. Diamond	None	None Directly; Over $100,000 in Simulated Funds*
Darrell Duffie	None	$10,001-$50,000
Francis A. Longstaff	None	None
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds*
Heather E. Tookes	None	None Directly; Over $100,000 in Simulated Funds*
Ingrid M. Werner	None	Over $100,000; Over $100,000 in Simulated Funds*
Interested Directors:
David P. Butler	None	Over $100,000
Gerard K. O’Reilly	None	Over $100,000

* As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2023 and the total compensation received from all five registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2023.

Name and Position	Aggregate Compensation from DFAIDG*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex Paid to Directors†
Reena Aggarwal Director	$257,734	N/A	N/A	$400,000
Douglas W. Diamond Lead Disinterested Director	$361,820	N/A	N/A	$560,000
Darrell Duffie Director	$257,734	N/A	N/A	$400,000
Francis A. Longstaff Director	$257,734	N/A	N/A	$400,000
Abbie J. Smith Director	$273,997	N/A	N/A	$425,000
Heather E. Tookes Director	$257,734	N/A	N/A	$400,000
Ingrid M. Werner Director	$257,734	N/A	N/A	$400,000
Randy C. Olson Chief Compliance Officer	$176,506	N/A	N/A	N/A

† The term DFA Fund Complex refers to the five registered investment companies for which the Advisor performs advisory and administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*  Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors may defer receipt of all or a portion of the compensation for serving as members of the five Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2023 is as follows: $15,000 (Ms. Aggarwal), $148,000 (Ms. Tookes) and $111,000 (Ms. Werner). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability, or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Melissa Barker 1988	Assistant Treasurer	Since December	Assistant Treasurer (since December 2023) of • DFAIDG, DIG, DFAITC, DEM and Dimensional ETF Trust

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
2023

Senior Tax Manager (since January 2023) of

• Dimensional Fund Advisors LP

Investment Tax Manager (May 2020 – December 2022) of

• Dimensional Fund Advisors LP

Assistant Vice President Tax Services (September 2013 – May 2020) of

• SS&C ALPS Advisors

Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

• all the DFA Entities (since 2001)

• DFA Australia Limited (since 2002)

• Dimensional Fund Advisors Ltd. (since 2002)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

• DFAIDG, DIG, DFAITC and DEM (since 2019)

• Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

• all the DFA Entities (since 2017)

• Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

• Dimensional Japan Ltd.

Chairman (since 2018) of

• Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

• Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

• DFA Australia Limited

Director (since 2016) of

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Hong Kong Limited

Vice President of

• Dimensional Advisors Ltd. (since 2016)

• Dimensional Hong Kong Limited (since 2016)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

• Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

• all the DFA Entities

Formerly, Vice President (2010 – 2016) of

• Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

• Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

• the DFA Fund Complex

Executive Vice President (since January 2020) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Chief Operating Officer (since December 2019) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Vice President (since 2020) of

• DFA Australia Limited

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Canada ULC

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Ireland Limited

• Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of

• the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

• Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

• BlackRock Inc.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

• the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

• DFA Australia Limited

• Dimensional Fund Advisors Canada ULC

• DFA Securities LLC

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors LP

• Dimensional Fund Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Holdings Inc.

• Dimensional Hong Kong Limited

• Dimensional Investment LLC

Vice President (since March 2021) of

• Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

• Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020), and Treasurer (2003 – 2017) of

• Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

• the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

• Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

• all the DFA Entities

Vice President (since 2020) of

• Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

• Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

• all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

• all the DFA Entities (since 2015)

• Dimensional Fund Advisors Ltd. (since 2015)

• Dimensional ETF Trust (since 2020)

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional Ireland Limited (since 2020)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Assistant Treasurer of • DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020)
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

• the DFA Fund Complex

Vice President (since January 2023) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Vice President (since April 2022) of

• Dimensional Fund Advisors Canada ULC

Formerly, Director (May 2019 – January 2021) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

• OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

• DFAIDG, DIG, DFAITC and DEM (since 2017)

• Dimensional ETF Trust (since 2020)

General Counsel of

• all the DFA Entities (since 2001)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc (since 2006)

• Dimensional Investment LLC (since 2009)

• DFA Canada LLC (since 2009)

• Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• DFA Securities LLC

• Dimensional Investment LLC

Secretary of

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Securities LLC (since 2006)

• Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Vice President and Secretary of

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Canada LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd (since 2014)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

• Dimensional Hong Kong Limited

Director of

• Dimensional Australia Limited (since 2007)

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

Director of

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

• Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

• DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

• Dimensional Fund Advisors LP (1997 – 2017)

• Dimensional Holdings Inc. (2006 – 2017)

• DFA Securities LLC (1997 – 2017)

• Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

• Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

• the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

• the DFA Fund Complex

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

• the DFA Fund Complex

Formerly, Director (2019-2021) of:

• Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

• DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

• Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Vice President of

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

• DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020) of

• the DFA Fund Complex

Vice President (since 2016) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

• Dimensional Investment Advisors LP (April 2017 – January 2020)

Savina B. Rizova 1981	Co-Chief Investment Officer	Since February 2024

Co-Chief Investment Officer (since February 2024) of

• DFAIDG, DIG, DFAITC, DEM and Dimensional ETF Trust

• DFA Australia Limited

• DFA Securities LLC

• Dimensional Cayman Commodity Fund I Ltd.

• Dimensional Fund Advisors Canada ULC

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Holdings LLC

• Dimensional Investment LLC

• Dimensional Japan Ltd.

Global Head of Research (since April 2020) of

• Dimensional Fund Advisors LP

Head of Research (August 2019 – March 2020)
Co-Head of Research (January 2018 – August 2019)
Head of Research Strategy (May 2017 – December 2017)
of

• Dimensional Fund Advisors LP

Vice President (since January 2012) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

• the DFA Fund Complex

Vice President of

• Dimensional Holdings Inc. (since 2016)

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Investment LLC (since 2016)

• DFA Securities LLC (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2020)

1  Each officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

Because the Portfolio had not commenced operations prior to the date of this SAI, the Directors and officers as a group owned less than 1% of the outstanding shares of the Portfolio as of the date of this SAI.

SERVICES TO THE FUND

Administrative Services

State Street Bank and Trust Company (“State Street”), One Congress Street, Suite 1, Boston, MA 02114-2016, serves as the accounting and administration services agent for the Portfolio. The services provided by State Street are subject to supervision by the executive officers and the Board, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, and liaison with its custodians. For the administrative and accounting services provided by State Street, the Portfolio  pays State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the DFA mutual fund complex (“Fund Complex”), which includes four registered investment companies. The fee schedule is set forth in the table below:

Net Asset Value of the Fund Complex (Excluding Fund of Funds)	Annual Basis Point Rate
$0 - $100 Billion	0.324

Net Asset Value of the Fund Complex (Excluding Fund of Funds)	Annual Basis Point Rate
Over $100 Billion - $200 Billion	0.242
Over $200 Billion - $300 Billion	0.173
Over $300 Billion	0.131

The fees charged to the Portfolio under the fee schedule are allocated to the Portfolio based on the Portfolio's pro-rata portion of the aggregate average net assets of the Fund Complex.

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc., 80 Lamberton Road, Windsor, CT 06095, serves as the transfer agent and dividend disbursing agent for the Portfolio.

Custodian

Citibank, N.A., 111 Wall Street, New York, NY, 10005, is the custodian for the Portfolio.

The custodian maintains a separate account or accounts for the Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, TX 78746.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for the Fund and audits the annual financial statements of the Portfolio. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolio. Pursuant to an Investment Management Agreement with the Portfolio, the Advisor is responsible for the management of the Portfolio's assets.

The Advisor has entered into Sub-Advisory Agreements with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively, with respect to the Portfolio. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for the Portfolio. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on securities of companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio, as well as making recommendations and elections on corporate actions. The Advisor controls DFAL and DFA Australia. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom.

Payments by the Advisor to Certain Third Parties Not Affiliated with the Advisor

The Advisor and its advisory affiliates have entered into arrangements with certain unaffiliated third parties pursuant to which the Advisor or its advisory affiliates make payments from their own assets or provide services to such unaffiliated third parties as further described below. Certain of the unaffiliated third parties who have entered into such arrangements with the Advisor or its advisory affiliates are affiliated with independent financial advisors (“FAs”) whose clients may invest in the Portfolio or other investment companies advised by the Advisor (“DFA Advised Funds”). Generally, the Advisor does not consider the existence of such arrangements with an affiliate, by itself, to be determinative in assessing whether an FA is independent.

Training and Education Related Benefits Provided by the Advisor

From time to time, the Advisor or its affiliates provide certain non-advisory services (such as data collection and analysis or other consulting services) to financial intermediaries (“Intermediaries”) that may be involved in the distribution of DFA Advised Funds and may recommend the purchase of such DFA Advised Funds for their clients. Intermediaries may include, without limitation, FAs, broker-dealers, institutional investment consultants, and plan service providers (such as recordkeepers). The Advisor or its affiliates also may provide services to Intermediaries, including: (i) personnel and outside consultants for purposes of continuing education, internal strategic planning and, for FAs, practice management; (ii) analysis, including historical market analysis and risk/return analysis; (iii) continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers); and (iv) other services.

The Advisor regularly provides educational speakers and facilities for conferences or events for Intermediaries, customers or clients of the Intermediaries, or such customers’ or clients’ service providers, and also may sponsor such events. For its sponsored events, the Advisor typically pays any associated food, beverage, and facilities-related expenses and speakers’ fees. The Advisor has consulting arrangements with certain speakers, who may be affiliated with a client of the Advisor. The Advisor or its affiliates sometimes pay a fee to attend, speak at or assist in sponsoring conferences or events organized by others, and on occasion, pay travel accommodations of certain participants attending such conferences or events. The Advisor’s sponsorship of conferences or events organized by others from time to time includes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, the organizers of such events. Also, from time to time, the Advisor makes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, Intermediaries in connection with the Intermediaries hosting educational, training, customer appreciation, or other events for such Intermediaries and/or their customers. Personnel of the Advisor may or may not be present at any of the conferences or events hosted by third parties described above. The Advisor generally will promote its participation in or sponsorship of such conferences or events in marketing or advertising materials. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more Intermediaries.

The provision of these services, arrangements and payments described above by the Advisor present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers to recommend, or otherwise make available, the Advisor’s strategies or DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates. However, the provision of these services, arrangements and payments by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds or strategies sold or recommended by such Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers.

Consultation Referral Fees Paid by the Advisor

From time to time, consultants of the Advisor are paid a commission for client referrals. Such commissions typically are calculated based on a flat fee, percentage of total fees received by the Advisor as a result of such referrals, or other means agreed to between the Advisor and the consultants.

Payments to Intermediaries by the Advisor

Additionally, the Advisor or its advisory affiliates may enter into arrangements with, and/or make payments from their own assets to, certain Intermediaries to enable access to DFA Advised Funds on platforms and through programs or products made available by such Intermediaries or to assist such Intermediaries to upgrade existing technology systems, or implement new technology systems, platforms, programs, or products in order to improve the methods through which the Intermediaries provide services to the Advisor and its advisory affiliates, and/or their clients. The Advisor or its advisory affiliates may also make payments to Intermediaries related to marketing activities and presentations, educational training programs, conferences, data provision services, or making shares of the DFA Advised Funds available to their customers generally and in certain investment programs. The Advisor may make payments to Intermediaries and other financial service providers for data regarding DFA Advised Funds, such as statistical information regarding sales of shares of DFA Advised Funds through Intermediaries. Such arrangements or payments may establish contractual obligations on the part of such Intermediaries to provide DFA Advised Funds, the Advisor, or their clients with certain exclusive or preferred access to the use of the subject technology or programs or preferable placement or inclusion with such Intermediaries’ platforms, programs or products. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries. In certain cases, the payments described here may be subject to certain minimum payment levels, be a fixed amount, and/or depend on assets invested in a particular fund through such Intermediary.

The services, arrangements, and payments described above, which may be significant to the Intermediaries, present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers, to recommend, or otherwise make available, DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates.

As of January 31, 2024, the Intermediaries receiving such payments include: Betterment Holdings, Inc., Charles Schwab & Co. Inc., Great-West Life & Annuity Insurance Company, LPL Financial LLC, Principal Life Insurance Company, Raymond James & Associates, Inc., Standard Retirement Services, Transamerica Retirement Solutions, LLC, and UBS Financial Services Inc. Any additions, modifications, or deletions to this list of financial intermediaries that have occurred since the date of this SAI are not included in this list. Please contact your salesperson, advisor, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive.

Any payments described above made by the Advisor, or an affiliate of the Advisor, will be made from their own assets and not from the assets of the Portfolio. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses section of the Portfolio's prospectus.

Data Services Purchased by the Advisor

The Advisor purchases certain data services and products used by the Advisor for sales, distribution and research purposes. In limited circumstances, a data vendor or its affiliate also provides investment consulting services, and such vendor or affiliated entity may refer one or more of its consulting clients to DFA Advised Funds. Any investment consulting services and referrals are unrelated to the Advisor’s process for the review and purchase of certain data services.

MANAGEMENT FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Chairman Emeritus of the Fund. For the services it provides as investment advisor to the Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. As of October 31, 2023, the Portfolio had not commenced operations, so the Portfolio did not pay any management fees.

Pursuant to a Fee Waiver and/or Expense Assumption Agreement for the Portfolio, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio, as described below. The Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2026, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. With respect to the Fee Waiver and/or Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to 0.52% of the average net assets of the class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Institutional Class of the Portfolio to exceed the applicable Expense Limitation Amount.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio based on the parameters established by the Investment Committee. The individuals named below are the portfolio managers that coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolio.

Dimensional World ex U.S. Sustainability Targeted Value Portfolio	Jed S. Fogdall, Arun C. Keswani and Joel P. Schneider

Other Managed Accounts

In addition to the Portfolio, each portfolio manager manages: (i) other U.S. registered investment companies advised or sub-advised by the Advisor; (ii) other pooled investment vehicles that are not U.S. registered investment companies; and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2023

Jed S. Fogdall

• 126 U.S. registered mutual funds with $420,106 million in total assets under management.

• 28 unregistered pooled investment vehicles with $20,069 million in total assets under management, of which 1 account with $152 million in assets may be subject to a performance fee.

• 706 other accounts with $22,808 million in total assets under management, of which 4 accounts with $1,941 million in assets may be subject to a performance fee.

Arun C. Keswani

• 24 U.S. registered mutual funds with $61,824 million in total assets under management.

• 0 unregistered pooled investment vehicles.

• 5 other accounts with $1,972 million in total assets under management, of which 2 accounts with $972 million in assets may be subject to a performance fee.

Joel P. Schneider

• 41 U.S. registered mutual funds with $133,953 million in total assets under management.

• 0 unregistered pooled investment vehicles.

• 2 other accounts with $304 million in total assets under management.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

• Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

• Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time, by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Potential Conflicts of Interest

Conflicts of interest may arise in the portfolio managers' management of the Portfolio, along with other investment companies within the DFA Fund Complex (herein referred to as “portfolios”). Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and account. Other accounts include registered mutual funds and exchange-traded funds (other than the portfolios), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a portfolio. Actual or apparent conflicts of interest include:

• Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Account. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the portfolios.

• Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

• Broker Selection. With respect to securities transactions for the portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

• Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

• Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to a portfolio or other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Investments in the Portfolio

Because the Portfolio had not commenced operations prior to the date of this SAI, the portfolio managers did not own any shares of the Portfolio as of the date of this SAI.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. The Fund generally offers shares of the Portfolio only to institutional investors and clients of registered investment advisers.

CODE OF ETHICS

The Fund, the Advisor, DFA Australia Limited, Dimensional Fund Advisors Ltd., and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolio, and its shareholders, with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. Government securities, and money market instruments) which are being purchased, sold, or considered for purchase or sale by the Portfolio unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares. Each share of common stock of the Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio or class of shares of the Portfolio which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund’s shareholders would be entitled to receive, on a per class basis, the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

Because the Portfolio had not commenced operations prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding shares of the Portfolio as of the date of this SAI.

PURCHASE OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund generally will be closed on days that the NYSE is closed. The NYSE generally is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may, from time to time, appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of the Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets; and (3) for such other periods as the SEC may permit.

Shareholders may, subject to the Fund’s sole discretion, transfer shares of the Portfolio to another person by making a written request to the Portfolio’s transfer agent. The request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners. The signature on the letter of request must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

The Fund has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Portfolio to redeem in-kind redemption requests of a certain amount. Specifically, if the amount being redeemed is over the lesser of $250,000 or 1% of the Portfolio’s net assets, the Portfolio has the right to redeem the shares by providing the amount that exceeds $250,000 or 1% of the Portfolio’s net assets in securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio’s net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in the Portfolio. Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

• Distribution Requirement — the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

• Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

• Asset Diversification Test —the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors –Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

• any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

• the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio’s distributions paid to you. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Portfolio on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so. In some instances, it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio. If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See “Taxation of Portfolio Distributions—Pass-through of foreign tax credits” below.

Taxation of Portfolio Distributions

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits. In the case of the Portfolio, a portion of the income dividends paid to shareholders by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”)(see “Tax Treatment of Portfolio Transactions - Investments in U.S. REITs” below).

Qualified dividend income for individuals. Amounts reported by the Portfolio to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio to shareholders each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment. Because the income of the World ex U.S. Sustainability Targeted Value Portfolio is derived primarily from foreign issuers, none or only a small amount of its distributions are expected to qualify for the corporate dividends-received deduction.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If at the end of the fiscal year, more than 50% in value of the total assets of the Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your

U.S. federal income tax (subject to limitations for certain shareholders). The Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. The Portfolio reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Portfolio. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See “Tax Treatment of Portfolio Transactions — Securities lending” below.

U.S. Government securities. To the extent the Portfolio invests in certain U.S. Government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions. The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may report to shareholders and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in October, November, or December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) of Portfolio shares are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of the Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Tax basis information. The Portfolio is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Portfolio (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Portfolio through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account. When required to report cost basis, the Portfolio will calculate it using the Portfolio’s default method of average cost, unless you instruct the Portfolio in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Portfolio does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Portfolio in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Portfolio’s default method of average cost, other cost basis methods offered by DFA, which you may elect to apply to covered shares, include:

• FIFO (First In, First Out) — Shares acquired first are sold first.

• LIFO (Last In, First Out) — Shares acquired last are sold first.

• HIFO (Highest Cost, First Out) — Shares with the highest cost basis are sold first.

• LOFO (Lowest Cost, First Out) — Shares with the lowest cost basis are sold first.

• LGUT (Loss/Gain Utilization) —A method that evaluates losses and gains and then strategically selects lots based on that gain/loss in conjunction with a holding period.

• Specific Lot Identification — Identification by the shareholder of the shares the shareholder wants to sell or exchange at the time of each sale or exchange on the trade request. The original purchase dates and prices of the shares identified will determine the cost basis and holding period.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Portfolio in writing of your elected cost basis method upon the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any “noncovered shares” (defined below) you may own. You may change from average cost to another cost basis method for covered shares at any time by notifying the Portfolio in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

The Portfolio may also provide Portfolio shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Portfolio (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, DFA first depletes noncovered shares with unknown cost basis in first in, first out order and then noncovered shares with known basis in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order, then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Portfolio.

The Portfolio will compute and report the cost basis of your Portfolio shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However, the Portfolio is not required to, and in many cases the Portfolio does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Portfolio, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Portfolio as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Portfolio shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions to you, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a portfolio in a non-U.S. REIT may subject the portfolio, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The portfolio’s pro rata share of any such taxes will reduce the portfolio’s return on its investment. A portfolio’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC securities.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Portfolio — Foreign income tax.” Also, the portfolio in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a portfolio will be treated as long-term capital gains by the portfolio and, in turn, may be distributed by the portfolio to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a portfolio, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property” with respect to certain other tax aspects of investing in U.S. REITs.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a portfolio’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans,

Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a portfolio will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a portfolio with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a portfolio that has a non-REIT strategy.

Investments in partnerships and qualified publicly traded partnerships (“QPTP”). For purposes of the Income Requirement, income derived by a portfolio from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the portfolio. While the rules are not entirely clear with respect to a portfolio investing in a partnership outside a master-feeder structure, for purposes of testing whether a portfolio satisfies the Asset Diversification Test, the portfolio generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Portfolio — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a portfolio from an interest in a QPTP will be treated as qualifying income but the portfolio may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a portfolio to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a portfolio with respect to items attributable to an interest in a QPTP. Portfolio investments in partnerships, including in QPTPs, may result in the portfolio's being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Portfolio may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

• provide your correct social security or taxpayer identification number,

• certify that this number is correct,

• certify that you are not subject to backup withholding, and

• certify that you are a U.S. person (including a U.S. resident alien).

The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on the disposition of certain U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property. The Portfolio may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Portfolio or by a U.S. REIT or U.S. real property holding corporation in which the Portfolio invests may trigger special tax consequences to the Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

• The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a sale or exchange of a USRPI if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and U.S. real property holding corporations, and

• You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.

• If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at the corporate income tax rate (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

• In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

Because the Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions will be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a Portfolio will be required to withhold a 30% tax on the income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the IRS, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Portfolio will need to provide the Portfolio with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund has delegated the authority to vote proxies for the portfolio securities held by the Portfolio to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor applicable to the Portfolio. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed the Investment Stewardship Committee (the “Committee”) composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify ongoing compliance with the Voting Policies, (iv) receive reports on the review of the third-party proxy service providers, and (v) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate personnel of the Advisor to vote proxies on behalf of the Portfolio, such as authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies for the Portfolio in a manner that the Advisor determines is in the best interests of the Portfolio and which seeks to maximize the value of the Portfolio's investments, subject to the standards of legal and regulatory regimes, applicable to the Advisor or the Portfolio, and any particular investment or voting guidelines of specific funds or accounts. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and instructs the vote (or refrains from voting) in accordance with the Voting Policies, Voting Guidelines or procedures. Most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, and when proxies are voted consistently with such guidelines or procedures, the Advisor considers such votes not to be affected by conflicts of interest. However, the Voting Policies do address the procedures to be followed if a potential or actual conflict of interest arises between the interests of the Portfolio, and the interests of the Advisor or its affiliates. If a Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines or procedures (or in the case where the Voting Guidelines or procedures do not prescribe a particular vote and the proposed vote is contrary to the recommendation of third-party proxy service providers), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b)

determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolio. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of the Portfolio in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Fund.

To avoid certain potential conflicts of interest, the Advisor generally will employ mirror voting, if possible, when the Portfolio invests in another portfolio (an “Acquired Fund”) in reliance on any one of Sections 12(d)(1)(E), 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4 under the 1940 Act), or pursuant to an SEC exemptive order thereunder, unless otherwise required by applicable law or regulation. Mirror voting means that the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the Acquired Fund’s shares. With respect to instances when the Portfolio invests in an Acquired Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4), or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will vote in accordance with the recommendation of such Acquired Fund’s board of trustees or directors, unless otherwise required by applicable law or regulation. With respect to instances when the Portfolio invests in an Acquired Fund in reliance on Sections 12(d)(1)(E) or 12(d)(1)(F) of the 1940 Act and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will employ pass-through voting, unless otherwise required by applicable law or regulation. In “pass-through voting,” the investing Portfolio will solicit voting instructions from its shareholders as to how to vote on the Acquired Fund’s proposals.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes that deviate from the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio would be served by, or applicable legal and fiduciary standards require, such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Committee for review. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor may consider the spirit of the Guidelines and applicable legal standards and instruct the vote on such issues in a manner that the Advisor believes would be in the best interests of the Portfolio.

In some cases, the Advisor may determine that it is in the best interests of the Portfolio to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of the Portfolio and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is generally the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities for voting. In certain countries, such as the United States, the specific terms of the proposals to be voted on by shareholders will generally not be known until after the record date, which determines the shares eligible to be voted. In this situation, the Advisor may not be aware of the subject of a proxy in time to make a decision as to whether the materiality of the voting proposals warrants recalling a security on loan to vote. In addition, because specific record dates may not be known, if the Advisor were to seek to recall securities on loan, the Advisor would need to estimate the record date which would result in the securities being recalled for a longer period of time than otherwise required and may create a greater potential loss of income. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of the Portfolio's investment and that it is in the Portfolio's best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

With respect to non-U.S. securities, it may be both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to the Portfolio associated with voting. The Advisor intends to make its determination on whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis. In doing so, the Advisor evaluates market requirements and impediments to voting proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio-by-portfolio and country-by-country basis, in order to determine if there have been any material changes that would affect the Advisor’s determinations and procedures. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of the Portfolio, that its vote is reasonably likely to be determinative of the outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make reasonable efforts to vote such proxies.

Holders of fixed income securities are generally not entitled to an annual vote and therefore do not have such a mechanism to influence an issuer’s governance. From time-to-time holders of fixed income securities can receive proxy ballots or corporate action-consents at the discretion of the issuer/custodian. In such circumstances the Advisor’s fixed income portfolio management team is generally responsible for providing recommendations on how to vote proxy ballots and corporation action-consents and they may consult with members of the Committee, with the aim of applying the same general principles as are set out in the Guidelines.

The Advisor considers environmental issues when voting proxies for the Portfolio, which incorporates sustainability considerations in its design, as further described in the Voting Guidelines. The Advisor may also take social or sustainability issues into account when voting proxies for portfolios that do not incorporate social or sustainability considerations in their design, if the Advisor believes that doing so is in the best interest of the portfolio and is otherwise consistent with applicable law and the Advisor’s duties, such as where material environmental or social risks may have economic ramifications for shareholders.

The Advisor has retained certain third-party proxy voting service providers (“Proxy Service Firms”) to provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals; operationally process votes in accordance with the Voting Guidelines on behalf of the Portfolio; and provide reports concerning the proxies voted (“Proxy Voting Services”). Although the Advisor retains third-party service providers for Proxy Voting Services, the Advisor remains responsible for proxy voting decisions and making such decisions in accordance with its fiduciary duties. The Advisor has designed Voting Policies to prudently select, oversee and evaluate Proxy Service Firms consistent with the Advisor’s fiduciary duties, including with respect to the matters described below, which Proxy Service Firms have been engaged to provide Proxy Voting Services to support the Advisor’s voting in accordance with the Voting Policies. Prior to the selection of a new Proxy Service Firm and annually thereafter or more frequently if deemed necessary by the Advisor, the Committee will consider whether the Proxy Service Firm (i) has the capacity and competency to timely and adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Service Firm has been engaged to provide and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients, and consistent with the Advisor’s Voting Policies and fiduciary duties. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) by contacting the Fund at the address or telephone number appearing on the cover of this SAI, (ii) on the Advisor’s website at https://www.dimensional.com/who-we-are/investment-stewardship and (iii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolio (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures: (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolio, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules, and regulations.

Online Disclosure of Portfolio Holdings Information. The Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, https://www.dimensional.com/us-en/funds, 30 days following the month-end.

From time to time, the Advisor and/or a Portfolio may provide a list of securities that the Portfolio would expect to distribute in-kind upon a request by a shareholder to redeem shares in-kind (the “Redemption Basket”) on the Advisor’s public website. Any such Redemption Basket may be posted daily on its public website as disclosed in the prospectus of the Portfolio.

Disclosure of Holdings Information to Recipients.  The Advisor’s Head of Global Institutional Services and Global Chief Compliance Officer (“Chief Compliance Officer”), or a delegate of the same, respectively (collectively, the “Designated Persons”), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information, except that a Recipient of non-public Holdings Information received in connection with certain redemptions in-kind pursuant to contractual arrangements will not be prohibited from hedging or otherwise managing its risk exposure from the expected distribution of portfolio securities to be received in the redemptions-in-kind. Any non-public Holdings Information that is disclosed shall not include any material information about the trading strategies or pending portfolio transactions of the Portfolio. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

As of the date of this SAI, the Advisor and the Portfolio had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

[TO BE UPDATED IN 485(B) FILING]

Recipient	Business Purpose	Frequency
Citibank, N.A.	Fund Custodian	Daily
Citibank, N.A.	Middle office operational support service provider to the Advisor	Daily
Institutional Shareholder Services	Proxy voting services	Daily
PricewaterhouseCoopers LLP	Independent registered public accounting firm	Upon Request
Pricing Service Vendor	Fair value information services	Daily
ReFlow Services, LLC	Redemption offset auction program for providing redemption services	Upon Request
SS&C Global Investor & Distribution Solutions, Inc.	Transfer Agent	Daily
State Street Bank and Trust Company	Fund Administrator, Accounting Agent and Custodian	Daily

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. Neither the Portfolio, the Advisor, or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Advisor or DFAS, on the other. In order to protect the interests of shareholders and the Portfolio, and to ensure no adverse effect on shareholders in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable judgment that (1) the Portfolio has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs the possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at https://www.dimensional.com/us-en/funds, in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits the Portfolio, the Advisor, or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolio to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

Disclosure of Non-Material Information. To the extent permitted under the Policy, Designated Persons, officers of the Fund,  portfolio managers, other representatives of the Advisor, and anyone employed by or associated with the Advisor who has been authorized by the Advisor’s Legal Department or the Designated Persons (collectively, “Approved Representatives”) may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Portfolio or its Holdings Information and/or other investment positions (collectively, commentary and analysis) or any changes in the Holdings Information of the Portfolio that occurred after the most recent publicly disclosed Holdings Information (recent portfolio changes) to any person if such information does not constitute material non-public information.

With respect to each instance of such disclosure, an Approved Representative will make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances. The Advisor believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio and/or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning the Portfolio. Nonexclusive examples of commentary and analysis include: (i) the allocation of the Portfolio’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the equity and fixed income components of the Portfolio’s portfolio holdings and other investment positions; (iii) the attribution of Portfolio returns by asset class, sector, industry and country; and (iv) the volatility characteristics of the Portfolio. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

 Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on the Portfolio’s website.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Trust.  PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042. Because the Portfolio had not commenced operations as of October 31, 2023, the financial statements of the Fund for the fiscal year ended October 31, 2023 do not contain any data regarding the Portfolio.

PERFORMANCE DATA

The Portfolio may compare their investment performance to appropriate market and peer fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized investment company statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future. Because the Portfolio had not commenced operations as of the date of this SAI, the Portfolio do not have performance data.

Exhibit A

Summary of Sustainability Proxy Voting Guidelines

General Approach to Corporate Governance and Proxy Voting

When voting (or refraining from voting) proxies, Dimensional1 seeks to act in the best interests of the funds and accounts Dimensional manages and consistent with applicable legal and fiduciary standards. Dimensional seeks to maximize shareholder value subject to the standards of legal and regulatory regimes (applicable to the Advisor or the client), listing requirements, corporate governance and stewardship codes, and the investment or voting guidelines of the fund or account.

Dimensional expects the members of a portfolio company’s board to act in the interests of their shareholders. Each portfolio company’s board should implement policies and adopt practices that align the interests of the board and management with those of its shareholders. Since a board’s main responsibility is to oversee management and to manage and mitigate risk, it is important that board members have the experience and skills to carry out that responsibility.

This summary outlines Dimensional’s global approach to key proxy voting issues and highlights particular considerations in specific markets for the funds and accounts that incorporate sustainability considerations in their investment guidelines or have made an affirmative election or provided instruction that Dimensional should prioritize such considerations as part of voting (the “Sustainability-Voting Funds and Accounts”).

Global Evaluation Framework – Sustainability

Dimensional’s Global Evaluation Framework – Sustainability sets out Dimensional’s general expectations for all portfolio companies in Sustainability-Voting Funds and Accounts. When implementing the principles contained in Dimensional’s Global Evaluation Framework in a given market, in addition to the relevant legal and regulatory requirements, Dimensional will consider local market practices. Additionally, for portfolio companies in the United States, Europe, the Middle East, Africa, Japan, Australia and other select Asia markets, Dimensional will apply the market-specific considerations contained in the relevant subsection in these Guidelines.

Uncontested Director Elections

Dimensional may vote against individual directors, committee members, or the full board of a portfolio company, such as in the following situations:

1. There are problematic audit-related practices;

2. There are problematic compensation practices or persistent pay for performance misalignment;

3. There are problematic anti-takeover provisions;

4. There have been material failures of governance, risk oversight, or fiduciary responsibilities;

5. The board has failed to adequately respond to shareholder concerns;

6. The board has demonstrated a lack of accountability to shareholders;

7. There is an ineffective board refreshment process2;

Additionally, Dimensional may vote against directors, committee members, or the full board of portfolio companies in sectors with high greenhouse gas emissions which have not disclosed targets to reduce their greenhouse gas emissions.

[1]

“Dimensional” refers to any of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Ireland Limited, Dimensional Fund Advisors Pte. Ltd. or Dimensional Japan Ltd.

[2]

As used in these guidelines “board refreshment process” means the method for reviewing and establishing the composition of the board of the portfolio company (e.g., assessments or self-evaluation, succession planning, approach for searches for board members, criteria for qualification of board members).

If a director is a member of multiple boards of various portfolio companies, and one of those boards has one of the issues listed in 1-7 above, Dimensional may vote against that director with respect to the board of the portfolio company with the issue as well as any other portfolio company boards.

Dimensional also considers the following when voting on directors of portfolio companies:

1. Board and committee independence;

2. Director attendance: Dimensional generally expects directors to attend at least 75% of board and committee meetings;

3. Director capacity to serve;

4. Board composition.

Board Refreshment

An effective board refreshment process for a portfolio company can include the alignment of directors’ skills with business needs, assessment of individual director performance and feedback, and a search process for new directors that appropriately incorporates qualification criteria. Dimensional believes information about a portfolio company’s assessment and refreshment process should be disclosed and should generally include:

• The processes and procedures by which the portfolio company identifies the key competencies that directors should possess in order to ensure the board is able to appropriately oversee the risks and opportunities associated with the portfolio company’s strategy and operations;

• How the performance of individual directors and the board as a whole is assessed;

• The alignment between the skills and expertise of each board member and the key competencies identified in the board assessment process;

• Board refreshment mechanisms;

• Director recruitment policies and procedures; and

• The extent to which diversity considerations are incorporated into board assessment and refreshment practices and director recruitment policies.

In evaluating a portfolio company’s refreshment process, Dimensional may consider, among other information:

• Whether the portfolio company’s board assessment process meets market best practices in terms of objectiveness, rigor, disclosure, and other criteria;

• Whether the portfolio company has any mechanisms to encourage board refreshment; and

• Whether the portfolio company has board entrenchment devices, such as a classified board or plurality vote standard.

An additional consideration that may lead Dimensional to scrutinize the effectiveness of a portfolio company’s board refreshment process is a lack of gender, racial, or ethnic diversity on the board. In jurisdictions where gender, racial, or ethnic representation on a board is not mandated by law, Dimensional may consider whether a portfolio company seeks to follow market best practices as the portfolio company nominates new directors and assesses the performance of existing directors who have the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk.

If Dimensional believes that a portfolio company’s board assessment and refreshment process is not sufficiently rigorous, or if the portfolio company fails to disclose adequate information for Dimensional to assess the rigor of the process, Dimensional may vote against members of the Nominating Committee, or other relevant directors.

Bundled/Slate Director Elections

Dimensional generally opposes bundled director elections at portfolio companies; however, in markets where individual director elections are not an established practice, bundled elections are acceptable as long as the full list of candidates is disclosed in a timely manner.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, and the incumbent board’s history of responsiveness to shareholders.

Board Size

Dimensional believes that portfolio company boards are responsible for determining an appropriate size of the board of directors within the confines of relevant corporate governance codes and best practice standards. However, Dimensional will generally oppose proposals to alter board structure or size in the context of a fight for control of the portfolio company or the board.

Auditors

Dimensional will typically support the ratification of auditors unless there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult for us to assess these factors.

In addition to voting against the ratification of the auditors, Dimensional may also vote against or withhold votes from audit committee members at portfolio companies in instances of fraud, material weakness, or significant financial restatements.

Anti-Takeover Provisions

Dimensional believes that the market for corporate control, which often results in acquisitions which increase shareholder value, should be able to function without undue restrictions. Takeover defenses such as shareholder rights plans (poison pills) can lead to entrenchment of management and reduced accountability at the board level. Dimensional will generally vote against the adoption of anti-takeover provisions. Dimensional may vote against directors at portfolio companies that adopt or maintain anti-takeover provisions without shareholder approval post-initial public offering (“IPO”) or adopted such structures prior to, or in connection with, an IPO. Dimensional may vote against such directors not just at the portfolio company that adopted the anti-takeover provision, but at all other portfolio company boards they serve on.

Related-Party Transactions

Related-party transactions have played a significant role in several high-profile corporate scandals and failures. Dimensional believes related-party transactions should be minimized. When such transactions are determined to be fair to the portfolio company and its shareholders in accordance with the portfolio company’s policies and governing law, they should be thoroughly disclosed in public filings.

Amendments to Articles of Association/Incorporation

Dimensional expects the details of proposed amendments to articles of association or incorporation, or similar portfolio company documents, to be clearly disclosed. Dimensional will typically support such amendments that are routine in nature or are required or prompted by regulatory changes. Dimensional may vote against amendments that negatively impact shareholder rights or diminish board oversight.

Equity Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Executive Remuneration

Dimensional supports remuneration for executives that is clearly linked to the portfolio company’s performance. Remuneration should be designed to attract, retain and appropriately motivate and serve as a means to align the interests of executives with those of shareholders.

Dimensional expects portfolio companies to structure executive compensation in a manner that does not insulate management from the consequences of failures of risk oversight and management. Dimensional typically supports clawback provisions in executive compensation plans as a way to mitigate risk of excessive risk taking by executives at portfolio companies.

Dimensional supports remuneration plan metrics that are quantifiable and clearly tied to company strategy and the creation of shareholder value. The use of standard financial metrics, for example, metrics based on generally accepted accounting principles (“GAAP”) or international financial reporting standards, when determining executive pay is generally considered by Dimensional to be preferable. The use of non-standard metrics, including those involving large non-GAAP adjustments, result in less transparency for investors and may lead to artificially high executive pay. In evaluating a portfolio company’s executive compensation, Dimensional considers whether the portfolio company is disclosing what each metric is intended to capture, how performance is measured, what targets have been set, and performance against those targets. While environmental and social (E&S) issues may be material for shareholder value, Dimensional believes linking E&S metrics to executive pay in a quantifiable and transparent manner can present particular challenges. Dimensional will seek to focus on the rigor of E&S metrics and will seek to scrutinize payouts made under these metrics, particularly when there has been underperformance against other metrics tied to financial performance or shareholder value.

To the extent that remuneration is clearly excessive and not aligned with the portfolio company’s performance or other factors, Dimensional would not support such remuneration. Additionally, Dimensional expects portfolio companies to strive to follow local market practices with regards to the specific elements of remuneration and the overall structure of the remuneration plan.

Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive remuneration plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

Director Remuneration

Dimensional will generally support director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Mergers & Acquisitions (M&A)

Dimensional’s primary consideration in evaluating mergers and acquisitions is maximizing shareholder value. Given that Dimensional believes market prices reflect future expected cash flows, an important consideration is the price reaction to the announcement, and the extent to which the deal represents a premium to the pre-announcement price. Dimensional will also consider the strategic rationale, potential conflicts of interest, and the possibility of competing offers.

Dimensional may vote against deals where there are concerns with the acquisition process or where there appear to be significant conflicts of interest.

Capitalization

Dimensional will vote case-by-case on proposals related to portfolio company share issuances, taking into account the purpose for which the shares will be used, the risk to shareholders of not approving the request, and the dilution to existing shareholders.

Unequal Voting Rights

Dimensional opposes the creation of share structures that provide for unequal voting rights, including dual class stock with unequal voting rights or mechanisms such as loyalty shares that may skew economic ownership and voting rights within the same class of shares, and will generally vote against proposals to create or continue such structures. On a case-by-case basis, Dimensional may also vote against directors at portfolio companies that adopt or maintain such structures without shareholder approval post-IPO or adopted such structures prior to, or in connection with, an IPO.

Say on Climate

Dimensional will generally vote against management and shareholder proposals to introduce say on climate votes, which propose that companies’ climate-risk management plans are put to a recurring advisory shareholder vote. Dimensional believes that strategic planning, including mitigation of climate-related risks and oversight of opportunities presented by potential climate change is the responsibility of the portfolio company board and should not be delegated or transferred to shareholders. If a portfolio company’s climate-risk management plan is put to a shareholder vote then Dimensional will generally vote against the plan, regardless of the level of detail contained in the plan, to indicate our opposition to the delegation of oversight implied by such votes If Dimensional observes that a portfolio company board is failing to adequately guard shareholder value through strategic planning, Dimensional may vote against directors.

Shareholder Proposals

Dimensional’s goal when voting on portfolio company shareholder proposals is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.

When evaluating environmental or social shareholder proposals, Dimensional will use research to consider whether the proposal addresses a material issue to the portfolio company, the portfolio company’s current handling of the issue (both on an absolute basis and relative to market practices), the portfolio company’s compliance with regulatory requirements, and the potential cost to the portfolio company of implementing the proposal.

On behalf of Sustainability-Voting Funds or Accounts, Dimensional will typically support, subject to the foregoing considerations, proposals for greater board accountability, improved policies and procedures, or increased disclosure on the following matters: Climate-related risks and greenhouse gas emissions

• Environmental impact

• Climate-related lobbying activities

• Financing of fossil fuel activities

• Workforce gender diversity

• Human rights risk

• Factory Farming

• Sale and distribution of tobacco products

Virtual Meetings

Dimensional does not oppose the use of virtual-only meetings if shareholders are provided with the same rights and opportunities as available during a physical meeting, including:

• The ability to see and hear portfolio company representatives;

• The ability to ask questions of portfolio company representatives; and

• The ability to see or hear questions submitted to portfolio company representatives by other shareholders, including those questions not answered by portfolio company representatives.

Disclosure of Vote Results

Dimensional expects detailed disclosure of voting results. In cases where vote results have not been disclosed within a reasonable time frame, Dimensional may vote against individual directors, committee members, or the full board of a portfolio company.

Voting Guidelines for Environmental and Social Matters

Dimensional believes that portfolio company boards are responsible for addressing material environmental and social risks within their duties. If a portfolio company is unresponsive to environmental or social risks that may have material economic ramifications for shareholders, Dimensional may vote against directors individually, committee members, or the entire board. Dimensional may communicate with portfolio companies to better understand the alignment of the interests of boards and management with those of shareholders on these topics.

Dimensional evaluates shareholder proposals on environmental or social issues by paying particular attention to the portfolio company’s current handling of the issue, current disclosures, the financial materiality of the issue, market practices, and regulatory requirements. Dimensional may vote for proposals requesting disclosure of specific environmental and social data, such as information about board oversight, risk management policies and procedures, or performance against a specific metric, if Dimensional believes that the portfolio company’s current disclosure is inadequate to allow shareholders to effectively assess the portfolio company’s handling of a material issue.

Evaluating Disclosure of Material Environmental or Social Risks

Dimensional generally believes that information about the oversight and mitigation of material environmental or social risks should be disclosed by portfolio companies. Dimensional generally expects the disclosure regarding oversight and mitigation to include:

• A description of material risks.

• A description of the process for identifying and prioritizing such risks and how frequently it occurs.

• The policies and procedures governing the handling of each material risk.

• A description of the management-level roles/groups involved in oversight and mitigation of each material risk.

• A description of the metrics used to assess the effectiveness of mitigating each material risk, and the frequency at which performance against these metrics is assessed.

• A description of how the board is informed of material risks and the progress against relevant metrics.

In certain instances where Dimensional determines that disclosure by a portfolio company is insufficient for a shareholder to be able to adequately assess the relevant risks facing a portfolio company, Dimensional may, on a case-by-case basis, vote against individual directors, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such proposals.

Political and Lobbying Activities

Dimensional expects boards of portfolio companies to exercise oversight of political and lobbying-related expenditures and ensure that such spending is in line with shareholder interests.

In evaluating a portfolio company’s policies related to political and lobbying expenditure, Dimensional expects the following practices:

• The board to adopt policies and procedures to oversee political and lobbying expenditures;

• The details of the board oversight, including the policies and procedures governing such expenditures, to be disclosed publicly; and

• That board oversight of political and lobbying activities, such as spending, should include ensuring that the portfolio company’s publicly stated positions are in alignment with its related activities and spending.

Human Capital Management

Dimensional expects boards of portfolio companies to exercise oversight of human capital management issues. Dimensional expects portfolio companies to disclose sufficient information for shareholders to understand the policies, procedures, and personnel a portfolio company has in place to address issues related to human capital management. This disclosure should include the portfolio company’s human capital management goals in key areas, such as compensation, employee health and wellness, employee training and development, and workforce composition, as well as the metrics by which the portfolio company assesses performance against these goals.

Climate-Related Risks

Dimensional expects boards of portfolio companies to exercise oversight of climate-related risks that may have a material impact on the portfolio company. Climate-related risks may include physical risks from changing weather patterns and/or transitional risks from changes in regulation or consumer preferences. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified.

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy.

• Whether the risks are overseen by a specific committee or the full board.

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed.

• The management-level roles/groups responsible for managing these risks.

• The metrics used to assess the handling of these risks, how they are calculated, and the reason for their selection, particularly when the metrics recommended by a recognized third-party framework, such as Task Force for Climate-related Financial Disclosures (TCFD) or Sustainability Accounting Standards Board (SASB), are not being used.

• Targets used by the portfolio company to manage climate-related risks and performance against those targets.

Human Rights

Dimensional expects portfolio company boards to exercise oversight of human rights issues that could pose a material risk to the business, including forced labor, child labor, privacy, freedom of expression, and land and water rights. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy

• Whether the risks are overseen by a specific committee or the full board

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed

• Details on how the portfolio company monitors human rights throughout the organization and supply chain, including the scope and frequency of audits and how instances of non-compliance are resolved

• The policies governing human rights throughout the organization and supply chain and the extent to which the policy aligns with recognized global frameworks such as the UN’s Guiding Principles on Human Rights and the OECD’s Guidelines for Multinational Enterprises

• Details of violations of the policy and corrective action taken

Cybersecurity

Dimensional expects portfolio company boards to exercise oversight of cybersecurity issues that could pose a material risk to the business. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• Policies and procedures to manage cybersecurity risk and identify cybersecurity incidents

• The role of management in implementing cybersecurity policies and procedures

• The role of the board in overseeing cybersecurity risk and the process by which the board is informed of incidents.

• Material cybersecurity incidents and remedial actions taken.

Evaluation Framework for U.S. Listed Companies

Director Elections:

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent and key committees to be fully independent.

Dimensional believes shareholders should have a say in who represents their interests and portfolio companies should be responsive to shareholder concerns. Dimensional may vote against or withhold votes from individual directors, committee members, or the full board, and may also vote against such directors when they serve on other portfolio company boards, in the following situations:

• The continued service of directors who failed to receive the support of a majority of shareholders (regardless of whether the portfolio company uses a majority or plurality vote standard).

• Failure to adequately respond to majority-supported shareholder proposals.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, the incumbent board’s history of responsiveness to shareholders, and the market’s reaction to the contest.

Board Structure and Composition:

Age and Term Limits

Dimensional believes it is the responsibility of a portfolio company’s nominating committee to ensure that the portfolio company’s board of directors is composed of individuals with the skills needed to effectively oversee management and will generally oppose proposals seeking to impose age or term limits for directors.

That said, portfolio companies should clearly disclose their director evaluation and board refreshment policies in their proxy. Lack of healthy turnover on the board of a portfolio company or lack of observable diversity on a portfolio company board may lead Dimensional to scrutinize the rigor of a portfolio company’s board refreshment process.

CEO/Chair

Dimensional believes that the portfolio company boards are responsible for determining whether the separation of roles is appropriate and adequately protects the interests of shareholders.

At portfolio companies with a combined CEO/Chair, Dimensional expects the board to appoint a lead independent director with specific responsibilities, including the setting of meeting agendas, to seek to ensure the board is able to act independently.

Recent environmental, social, and governance controversies resulting from inadequate board oversight may be taken into account when voting on shareholder proposals seeking the separation of the roles of CEO and Chair at a portfolio company.

Governance Practices:

Classified Boards

Dimensional believes director votes are an important mechanism to increase board accountability to shareholders. Dimensional therefore advocates for boards at portfolio companies to give shareholders the right to vote on the entire slate of directors on an annual basis.

Dimensional will generally support proposals to declassify existing boards at portfolio companies and will generally oppose efforts by portfolio companies to adopt classified board structures, in which only part of the board is elected each year.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a classified board without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt classified boards prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Dual Classes of Stock

Dual class share structures are generally seen as detrimental to shareholder rights, as they are accompanied by unequal voting rights. Dimensional believes in the principle of one share, one vote.

Dimensional opposes the creation of dual-class share structures with unequal voting rights at portfolio companies and will generally vote against proposals to create or continue dual-class capital structures.

Dimensional will generally vote against or withhold votes from directors at portfolio companies that adopt a dual-class structure without shareholder approval after the portfolio company’s IPO. Dimensional will generally vote against or withhold votes from directors for implementation of a dual-class structure prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Supermajority Vote Requirements

Dimensional believes that the affirmative vote of a majority of shareholders of a portfolio company should be sufficient to approve items such as bylaw amendments and mergers. Dimensional will generally vote against proposals seeking to implement a supermajority vote requirement and for shareholder proposals seeking the adoption of a majority vote standard.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a supermajority vote requirement without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt supermajority vote requirements prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Shareholder Rights Plans (Poison Pills)

Dimensional generally opposes poison pills. As a result, Dimensional may vote against the adoption of a pill and all directors at a portfolio company that put a pill in place without first obtaining shareholder approval. Votes against (or withheld votes from) directors may extend beyond the portfolio company that adopted the pill, to all boards the directors serve on. In considering a poison pill for approval, Dimensional may take into account the existence of ‘qualified offer’ and other shareholder-friendly provisions.

For pills designed to protect net operating losses, Dimensional may take into consideration a variety of factors, including but not limited to the size of the available operating losses and the likelihood that they will be utilized to offset gains.

Cumulative Voting

Under cumulative voting, each shareholder is entitled to the number of his or her shares multiplied by the number of directors to be elected. Shareholders have the flexibility to allocate their votes among directors in the proportion they see fit, including casting all their votes for one director. This is particularly impactful in the election of dissident candidates to the board in the event of a proxy contest.

Dimensional will typically support proposals that provide for cumulative voting and against proposals to eliminate cumulative voting unless the portfolio company has demonstrated that there are adequate safeguards in place, such as proxy access and majority voting.

Majority Voting

For the election of directors, portfolio companies may adopt either a majority or plurality vote standard. In a plurality vote standard, the directors with the most votes are elected. If the number of directors up for election is equal to the number of board seats, each director only needs to receive one vote in order to be elected. In a majority vote standard, in order to be elected, a director must receive the support of a majority of shares voted or present at the meeting.

Dimensional supports a majority (rather than plurality) voting standard for uncontested director elections at portfolio companies. The majority vote standard should be accompanied by a director resignation policy to address failed elections.

To account for contested director elections, portfolio companies with a majority vote standard should include a carve-out for plurality voting in situations where there are more nominees than seats.

Right to Call Meetings and Act by Written Consent

Dimensional will generally support the right of shareholders to call special meetings of a portfolio company board (if they own 25% of shares outstanding) and take action by written consent.

Proxy Access

Dimensional will typically support management and shareholder proposals for proxy access that allow a shareholder (or group of shareholders) holding three percent of voting power for three years to nominate up to 25 percent of a portfolio company board. Dimensional will typically vote against proposals that are more restrictive than these guidelines.

Amend Bylaws/Charters

Dimensional believes that shareholders should have the right to amend a portfolio company’s bylaws. Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that place substantial restrictions on shareholders’ ability to amend bylaws through excessive ownership requirements for submitting proposals or restrictions on the types of issues that can be amended.

Exclusive Forum

Dimensional is generally supportive of management proposals at portfolio companies to adopt an exclusive forum for shareholder litigation.

Indemnification and Exculpation of Directors and Officers

Dimensional intends to evaluate proposals seeking to enact or expand indemnification or exculpation provisions on a case-by-case basis considering board rationale and specific provisions being proposed.

Advance Notice Provisions

Portfolio company bylaw amendments known as “advance notice provisions” set out the steps shareholders must follow when submitting an item for inclusion on the agenda of a shareholder meeting. These provisions may serve as an entrenchment device that can result in reduced accountability at the board level in cases where they impose onerous requirements on shareholders wishing to submit a nominee for the board of directors. When evaluating advanced notice provisions, whether for the submission of a shareholder candidate or the submission of other permissible proposals, Dimensional generally does not support provisions that:

• Require shareholder-nominated candidates to disclose information that is not required for new board-nominated candidates

• Impose unduly burdensome disclosure requirements on shareholder proponents

• Significantly limit the time period shareholders have to submit proposals or nominees

Dimensional may vote against or withhold votes from directors who adopt such provisions without shareholder approval.

Executive and Director Compensation:

Equity-Based Compensation

Dimensional supports the adoption of equity plans that align the interests of portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Dimensional will typically vote against plans that have features that have a negative impact on shareholders of portfolio companies. Such features include single-trigger or discretionary vesting, an overly broad definition of change in control, a lack of minimum vesting periods for grants, evergreen provisions, and the ability to reprice shares without shareholder approval.

Dimensional may also vote against equity plans if problematic equity grant practices have contributed to a pay for performance misalignment at the portfolio company.

Employee Stock Purchase Plans

Dimensional will generally support qualified employee stock purchase plans (as defined by Section 423 of the Internal Revenue Code), provided that the purchase price is no less than 85 percent of market value, the number of shares reserved for the plan is no more than ten percent of outstanding shares, and the offering period is no more than 27 months.

Advisory Votes on Executive Compensation (Say on Pay)

Dimensional supports reasonable compensation for executives that is clearly linked to the portfolio company’s performance. Compensation should serve as a means to align the interests of executives with those of shareholders. To the extent that compensation is excessive, it represents a transfer to management of shareholder wealth. Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive compensation plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

Certain practices, such as:

• multi-year guaranteed bonuses

• excessive severance agreements (particularly those that vest without involuntary job loss or diminution of duties or those with excise-tax gross-ups)

• single, or the same, metrics used for both short-term and long-term executive compensation plans may encourage excessive risk-taking by executives at portfolio companies and are generally opposed by Dimensional.

At portfolio companies that have a history of problematic pay practices or excessive compensation, Dimensional will consider the portfolio company’s responsiveness to shareholders’ concerns and may vote against or withhold votes from members of the compensation committee if these concerns have not been addressed.

Frequency of Say on Pay

Executive compensation in the United States is typically composed of three parts: 1) base salary; 2) cash bonuses based on annual performance (short-term incentive awards); 3) and equity awards based on performance over a multi-year period (long-term incentive awards).

Dimensional supports triennial say on pay because it allows for a longer-term assessment of whether compensation was adequately linked to portfolio company performance. This is particularly important in situations where a portfolio company makes significant changes to their long-term incentive awards, as the effectiveness of such changes in aligning pay and performance cannot be determined in a single year.

If there are serious concerns about a portfolio company’s compensation plan in a year where the plan is not on the ballot, Dimensional may vote against or withhold votes from members of the Compensation Committee.

Executive Severance Agreements (Golden Parachutes)

Dimensional analyzes golden parachute proposals on a case-by-case basis.

Dimensional expects payments to be reasonable on both an absolute basis and relative to the value of the transaction. Dimensional will typically vote against agreements with cash severance of more than 3x salary and bonus.

Dimensional expects vesting of equity to be contingent on both a change in control and a subsequent involuntary termination of the employee (“double-trigger change in control”).

Corporate Actions:

Reincorporation

Dimensional will evaluate reincorporation proposals on a case-by-case basis.

Dimensional may vote against reincorporations if the move would result in a substantial diminution of shareholder rights at the portfolio company.

Capitalization:

Increase Authorized Shares

Dimensional will vote case-by-case on proposals seeking to increase common or preferred stock of a portfolio company, taking into account the purpose for which the shares will be used and the risk to shareholders of not approving the request.

Dimensional will typically vote against requests for common or preferred stock issuances that are excessively dilutive relative to common market practice.

Dimensional will typically vote against proposals at portfolio companies with multiple share classes to increase the number of shares of the class with superior voting rights.

Blank Check Preferred Stock

Blank check preferred stock is stock that can be issued at the discretion of the board, with the voting, conversion, distribution, and other rights determined by the board at the time of issue. Therefore, blank check preferred stock can potentially serve as means to entrench management and prevent takeovers at portfolio companies.

To mitigate concerns regarding what Dimensional believes is the inappropriate use of blank check preferred stock, Dimensional expects portfolio companies seeking approval for blank preferred stock to clearly state that the shares will not be used for anti-takeover purposes.

Share Repurchases

Dimensional will generally support open-market share repurchase plans that allow all shareholders to participate on equal terms. Portfolio companies that use metrics such as earnings per share (EPS) in their executive compensation plans should ensure that the impact of such repurchases are taken into account when determining payouts.

Shareholder Proposals:

Dimensional’s goal when voting on portfolio company shareholder proposals is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.

When evaluating environmental or social shareholder proposals, Dimensional will use research to consider whether the proposal addresses a material issue to the portfolio company, the portfolio company’s current handling of the issue (both on an absolute basis and relative to market practices), the portfolio company’s compliance with regulatory requirements, and the potential cost to the portfolio company of implementing the proposal.

On behalf of Sustainability-Voting Funds or Accounts, Dimensional will typically support, subject to the foregoing considerations, proposals for greater board accountability, improved policies and procedures, or increased disclosure on the following matters: Climate-related risks and greenhouse gas emissions

• Environmental impact

• Climate-related lobbying activities

• Financing of fossil fuel activities

• Workforce gender diversity

• Human rights risk

• Factory Farming

• Sale and distribution of tobacco products

In instances where a shareholder proposal is excluded from the meeting agenda but the SEC has declined to state a view on whether such proposal can be excluded, Dimensional expects the portfolio company to provide shareholders with substantive disclosure concerning this exclusion. If substantive disclosure is lacking, Dimensional may vote against or withhold votes from certain directors on a case-by-case basis.

Evaluation Framework for Europe, the Middle East, and Africa (EMEA) Listed Companies

Continental Europe:

Director Election Guidelines

• Portfolio company boards should be majority independent (excluding shareholder or employee representatives as provided by law); however, lower levels of board independence may be acceptable in controlled companies and in those markets where local best practice indicates that at least one-third of the board be independent.

• A majority of audit and remuneration committee members (excluding shareholder or employee representatives as provided by law) should be independent; the committees overall should be at least one-third independent.

• Executives should generally not serve on audit and remuneration committees.

• The CEO and board chair roles should generally be separate.

Remuneration Guidelines

Dimensional expects annual remuneration reports published by portfolio companies pursuant to the Shareholder Rights Directive II to disclose, at a minimum:

• The amount paid to executives;

• Alignment between pay and performance;

• The targets used for variable incentive plans and the ex-post levels achieved; and

• The rationale for any discretion applied.

Other Market Specific Guidelines for Continental Europe

• In Austria, Germany, and the Netherlands, Dimensional will generally vote against the appointment of a former CEO as chairman of the board of directors or supervisory board of a portfolio company.

United Kingdom & Ireland:

Dimensional expects portfolio companies to follow the requirements of the UK Corporate Governance Code with regards to board and committee composition. When evaluating portfolio company boards Dimensional will also consider the recommendations of the FTSE Women Leaders and Parker Reviews with regards to female and minority representation on the board.

Dimensional also expects companies to align their remuneration with the requirements of the UK Corporate Governance Code and to consider best practices such as those set forth in the Investment Association Principles of Remuneration.

South Africa:

Dimensional expects portfolio companies to follow the recommendations of the King Report on Corporate Governance (King Code IV) with regards to board and committee composition.

Turkey:

Dimensional expects the board of directors of a portfolio company to be at least one-third independent; at minimum two directors should be independent.

Dimensional expects the board of a portfolio company to establish an independent audit committee.

Dimensional expects the board of a portfolio company to establish a board committee with responsibility for compensation and nominating matters. This committee should be chaired by an independent director.

Framework for Evaluating Australia-Listed Companies

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent.

Dimensional believes that key audit and remuneration committees should be composed of independent directors. Dimensional will generally vote against executive directors of the portfolio company who serve on the audit committee or who serve on the remuneration committee if the remuneration committee is not majority independent.

Dimensional will consider the ASX Corporate Governance Council Principles and Recommendations (the “ASX Principles and Recommendations”) with regards to female representation on the board when voting on directors.

CEO/Chair

Dimensional expects portfolio companies to follow the ASX Corporate Governance Council Principles and Recommendations and generally separate the CEO and board chair roles, with the board chair being an independent director.

Auditors

Australian law does not require the annual ratification of auditors; therefore, concerns with a portfolio company's audit practices will be reflected in votes against members of the audit committee.

Dimensional may vote against audit committee members at a portfolio company if there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult to assess these factors.

Dimensional may also vote against audit committee members in instances of fraud or material failures in oversight of audit functions.

Share Issuances

Dimensional will evaluate requests for share issuances on a case-by-case basis, taking into account factors such as the impact on current shareholders and the rationale for the request.

When voting on approval of prior share distributions, Dimensional will generally support prior issuances that conform to the dilution guidelines set out in ASX Listing Rule 7.1.

Share Repurchase

Dimensional will evaluate requests for share repurchases on a case-by-case basis, taking into account factors such as the impact on current shareholders, the rationale for the request, and the portfolio company’s history of repurchases. Dimensional expects repurchases to be made in arms-length transactions using independent third parties.

Dimensional may vote against portfolio company plans that do not include limitations on the portfolio company’s ability to use the plan to repurchase shares from third parties at a premium and limitations on the use of share purchases as an anti-takeover device.

Constitution Amendments

Dimensional will evaluate requests for amendments to a portfolio company’s constitution on a case-by-case basis. The primary consideration will be the impact on the rights of shareholders.

Non-Executive Director Remuneration

Dimensional will support non-executive director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Dimensional will generally vote against components of non-executive director remuneration that are likely to impair a director’s independence, such as options or performance-based remuneration.

Equity-Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Companies should clearly disclose components of the plan, including vesting periods and performance hurdles.

Dimensional may vote against plans that are exceedingly dilutive to existing shareholders. Plans that permit retesting or repricing will generally be viewed unfavorably.

Framework for Evaluating Japan-Listed Securities

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill sets needed to effectively oversee management and manage risk. With respect to gender diversity, Dimensional may consider local market practice, including requirements under the Japan Corporate Governance Code, and may vote against directors if the board does not meet established market norms.

At portfolio companies with a three-committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the board should be majority independent. At portfolio companies with a three-committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with an audit committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the audit committee should be entirely independent; at minimum, any outside directors who serve on the committee should be independent. At portfolio companies with an audit committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with a statutory auditor structure, Dimensional expects at least two directors and at least one-third of the board to be outsiders. At portfolio companies with a statutory auditor structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

Statutory Auditors

Statutory auditors are responsible for effectively overseeing management and ensuring that decisions made are in the best interest of shareholders. Dimensional may vote against statutory auditors who are remiss in their responsibilities.

When voting on outside statutory auditors, Dimensional expects nominees to be independent and to have the capacity to fulfill the requirements of their role as evidenced by attendance at meetings of the board of directors or board of statutory auditors.

Director and Statutory Auditor Compensation

Dimensional will support compensation for portfolio company directors and statutory auditors that is reasonable in both size and composition relative to industry and market norms.

When requesting an increase to the level of director fees, Dimensional expects portfolio companies to provide a specific reason for the increase. Dimensional will generally support an increase of director fees if it is in conjunction with the introduction of performance-based compensation, or where the ceiling for performance-based compensation is being increased. Dimensional will generally not support an increase in director fees if there is evidence that the directors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will typically support an increase to the statutory auditor compensation ceiling unless there is evidence that the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will generally support the granting of annual bonuses to portfolio company directors and statutory auditors unless there is evidence the board or the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional generally supports the granting of retirement benefits to portfolio company insiders, so long as the individual payments, and aggregate amount of such payments, is disclosed.

Dimensional will generally vote against the granting of retirement bonuses if there is evidence the portfolio company board or statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Equity Based Compensation

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will typically support stock option plans to portfolio company executives and employees if total dilution from the proposed plans and previous plans does not exceed 5 percent for mature companies or 10 percent for growth companies.

Dimensional will generally vote against stock plans if upper limit of options that can be issued per year is not disclosed.

For deep-discounted stock option plans, Dimensional typically expects portfolio companies to disclose specific performance hurdles.

Capital Allocation

Dimensional will typically support well-justified dividend payouts that do not negatively impact the portfolio company's overall financial health.

Share Repurchase

Dimensional is typically supportive of portfolio company boards having discretion over share repurchases absent concerns with the portfolio company’s balance sheet management, capital efficiency, buyback and dividend payout history, board composition, or shareholding structure.

Dimensional will typically support proposed repurchases that do not have a negative impact on shareholder value.

For repurchases of more than 10 percent of issue share capital, Dimensional expects the portfolio company to provide a robust explanation for the request.

Cross-Shareholding

Dimensional generally believes that portfolio companies should not allocate significant portions of their net assets to investments in companies for non-investment purposes. For example, in order to strengthen relationships with customers, suppliers, or borrowers. Such cross-shareholding, whether unilateral or reciprocal, can compromise director independence, entrench management, and reduce director accountability to uninterested shareholders. Dimensional may vote against certain directors at companies with excessive cross-shareholdings.

Shareholder Rights Plans (Poison Pills)

Dimensional believes the market for corporate control, which can result in acquisitions that are accretive to shareholders, should be able to function without undue restrictions. Takeover defenses such as poison pills can lead to entrenchment and reduced accountability at the board level.

Indemnification and Limitations on Liability

Dimensional generally supports limitations on liability for directors and statutory auditors in ordinary circumstances.

Limit Legal Liability of External Auditors

Dimensional generally opposes limitations on the liability of external auditors.

Increase in Authorized Capital

Dimensional will typically support requests for increases of less than 100 percent of currently authorized capital, so long as the increase does not leave the portfolio company with less than 30 percent of the proposed authorized capital outstanding.

For increases that exceed these guidelines, Dimensional expects portfolio companies to provide a robust explanation for the increase.

Dimensional will generally not support requests for increases that will be used as an anti-takeover device.

Expansion of Business Activities

For well performing portfolio companies seeking to expand their business into enterprises related to their core business, Dimensional will typically support management requests to amend the portfolio company’s articles to expand the portfolio company’s business activities.

Framework for Evaluating Securities in Other Select Asian Markets

Uncontested Director Elections

Dimensional expects portfolio companies to disclose biographical information about director candidates sufficient for shareholders to assess the candidate's independence and suitability for board service.

Dimensional expects that portfolio companies will at a minimum meet mandated regulatory or listing standards levels for board independence but should work towards meeting the applicable requirements of the relevant Corporate Governance code.

Dimensional maintains the following expectations for board independence at portfolio companies. The calculation of the level of independence will generally exclude shareholder or employee representatives as provided by law.

• All boards of directors of Malaysian portfolio companies should be at least 33% independent. Boards of directors of Malaysian “Large Companies” as defined by the Securities Commission Malaysia should be majority independent.

• Boards of directors of Indian and Singaporean portfolio companies should be at least 50% independent if the board chair is not independent. If the board chair is independent, the board of directors should be at least 33% independent.

• Boards of directors of Thai, Filipino, Hong Kong and mainland Chinese portfolio companies should be at least 33% independent.

• Boards of directors of Taiwanese portfolio companies should have no fewer than two independent directors and no less than 20% independence.

• Boards of Commissioners of Indonesian portfolio companies should be at least 30% independent, except for banks, insurance companies, and financial institutions which should be 50% independent.

• Boards of directors of South Korean portfolio companies should be at least 25% independent. The board of directors of Large Companies, as defined by the Commercial Act of South Korea, should be majority independent.

Director Remuneration

In most Asian markets, director remuneration generally consists of both fees and bonuses.

Dimensional will generally support the payment of fees for serving as a director, fees for attending meetings, and other market-permitted remuneration if the size of such fees and other director remuneration is reasonable relative to industry and market norms.

In the absence of specific proposals to approve director remuneration (including fees and bonuses), Dimensional may vote against the directors who receive such remuneration if concerns are identified.

Equity Based Remuneration

In most Asian markets, equity plans are developed and presented for shareholder approval as part of employee remuneration. Equity plans may consist of stock options, restricted shares, or performance shares.

When voting on stock-option plans, restricted share plans, and performance share plans, Dimensional will consider the extent to which the plan is performance based, the length of performance and vesting periods, and the treatment of equity upon a change in control.

For stock-option plans, if the plan provides for a discount to the market price, Dimensional will consider the reasonableness and rationale for such a discount in light of local market standards.

In instances where Dimensional has identified concerns with a portfolio company's equity plan or equity granting practices, Dimensional will generally oppose the extension of the plan to subsidiary or associate companies.

DFA INVESTMENT DIMENSIONS GROUP INC. (258/260)

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS.

(a) Articles of Incorporation.

(1) Articles of Amendment and Restatement filed with the Maryland State Secretary of State on July 9, 2009 re: the revision of Articles One through Nine of its Charter

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 115/116 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 14, 2009.

(2) Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(3) Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(4) Articles Supplementary filed with the Maryland Secretary of State on July 14, 2010 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(5) Articles Supplementary filed with the Maryland Secretary of State on October 12, 2010 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(6) Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(7) Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(8) Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(9) Articles of Amendment filed with the Maryland Secretary of State on February 28, 2011.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(10) Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(11) Certificate of Correction filed with the Maryland Secretary of State on July 25, 2011.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(12) Articles of Amendment filed with the Maryland Secretary of State on July 25, 2011.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(13) Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(14) Articles Supplementary filed with the Maryland Secretary of State on November 4, 2011 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(15) Articles Supplementary filed with the Maryland Secretary of State on April 23, 2012 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 3, 2012.

(16) Articles of Amendment filed with the Maryland Secretary of State on October 22, 2012.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 14, 2012.

(17) Articles Supplementary filed with the Maryland Secretary of State on October 22, 2012 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 14, 2012.

(18) Articles Supplementary filed with the Maryland Secretary of State on December 19, 2012 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 157/158 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 23, 2013.

(19) Articles Supplementary filed with the Maryland Secretary of State on January 24, 2013 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2013.

(20) Articles Supplementary filed with the Maryland Secretary of State on February 27, 2013 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 160/161 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 22, 2013.

(21) Articles Supplementary filed with the Maryland Secretary of State on June 17, 2013 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(22) Articles Supplementary filed with the Maryland Secretary of State on September 24, 2013 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(23) Articles Supplementary filed with the Maryland Secretary of State on September 27, 2013 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(24) Articles Supplementary filed with the Maryland Secretary of State on January 14, 2014 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 169/170 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 31, 2014.

(25) Articles Supplementary filed with the Maryland Secretary of State on February 18, 2014 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(26) Articles of Amendment filed with the Maryland Secretary of State on June 26, 2014.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: July 2, 2014.

(27) Articles Supplementary filed with the Maryland Secretary of State on September 11, 2014.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 176/177 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 24, 2014.

(28) Articles Supplementary filed with the Maryland Secretary of State on February 6, 2015.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 178/179 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 24, 2015.

(29) Articles of Amendment filed with the Maryland Secretary of State on February 27, 2015.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 5, 2015.

(30) Articles Supplementary filed with the Maryland Secretary of State on February 27, 2015.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 5, 2015.

(31) Articles Supplementary filed with the Maryland Secretary of State on March 13, 2015.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 186/187 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: July 10, 2015.

(32) Articles Supplementary filed with the Maryland Secretary of State on May 7, 2015.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 182/183 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 8, 2015.

(33) Articles Supplementary filed with the Maryland Secretary of State on July 10, 2015.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 187/188 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 23, 2015.

(34) Articles Supplementary filed with the Maryland Secretary of State on September 23, 2015.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 189/190 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 23, 2015.

(35) Articles Supplementary filed with the Maryland Secretary of State on March 18, 2016.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 193/194 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 23, 2016.

(36) Articles Supplementary filed with the Maryland Secretary of State on June 7, 2016.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 199/200 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: October 11, 2016.

(37) Articles Supplementary filed with the Maryland Secretary of State on July 22, 2016.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 199/200 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: October 11, 2016.

(38) Articles Supplementary filed with the Maryland Secretary of State on January 10, 2017.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 203/204 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 1, 2017.

(39) Articles Supplementary filed with the Maryland Secretary of State on March 30, 2017.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 208/209 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: April 27, 2017.

(40) Articles Supplementary filed with the Maryland Secretary of State on April 17, 2017.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 208/209 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: April 27, 2017.

(41) Articles Supplementary filed with the Maryland Secretary of State on June 30, 2017.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 212/213 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: July 14, 2017.

(42) Articles Supplementary filed with the Maryland Secretary of State on October 10, 2017.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 217/218 to Registrant's Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: October 26, 2017.

(43) Articles Supplementary filed with the Maryland Secretary of State on December 7, 2017.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 220/221 to Registrant's Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 9, 2018.

(44) Articles Supplementary filed with the Maryland Secretary of State on December 27, 2017.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 223/224 to Registrant's Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2018.

(45) Articles Supplementary filed with the Maryland Secretary of State on September 10, 2018.

Incorporated herein by reference to:

Filing: Post- Effective Amendment No. 227/228 to Registrant's Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 26, 2018.

(46) Articles Supplementary filed with the Maryland Secretary of State on October 3, 2018.

Incorporated herein by reference to:

Filing: Post- Effective Amendment No. 231/232 to Registrant's Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 21, 2018.

(47) Articles Supplementary filed with the Maryland Secretary of State on July 30, 2019.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 21, 2019.

(48) Articles Supplementary filed with the Maryland Secretary of State on October 31, 2019.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 241/243 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258

Filing Date: December 23, 2019.

(49) Articles Supplementary filed with the Maryland Secretary of State on December 19, 2019.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(50) Articles of Amendment filed with the Maryland Secretary of State on February 27, 2020.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 245/247 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: April 17, 2020.

(51) Articles Supplementary filed with the Maryland Secretary of State on June 30, 2020.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(52) Articles of Amendment filed with the Maryland Secretary of State on March 17, 2021.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: April 13, 2021.

(53) Articles of Amendment filed with the Maryland Secretary of State on March 17, 2021.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: April 13, 2021.

(54) Articles Supplementary filed with the Maryland Secretary of State on April 9, 2021.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 251/253 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: July 15, 2021.

(55) Articles Supplementary filed with the Maryland Secretary of State on September 3, 2021.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 252/254 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 28, 2021.

 (56) Articles Supplementary filed with the Maryland Secretary of State on April 6, 2022.

Incorporated herein by reference to:

Filing: Post-Effective No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(b) By-Laws.

Amended and Restated Bylaws of the Registrant

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 253/255 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 25, 2022.

(c) Instruments Defining the Rights of Security holders.

(1) See Articles Fifth of the Registrant’s Articles of Amendment and Restatement dated July 9, 2009.

(2) See Article 8 of the Registrant’s Amended and Restated By-Laws.

(d) Investment Advisory Agreements.

(1) Investment Management Agreements.

(a) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VIT Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(b) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Targeted Credit Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement

on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(c) Investment Management Agreement between the Registrant and DFA re: the:

* DFA NY Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(d) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Enhanced U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(e) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Large Cap Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(f) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Large Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(g) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(h) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(i) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(j) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Micro Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(k) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Core Equity 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(l) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(m) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Vector Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(n) Investment Management Agreement between the Registrant and DFA re: the:

* DFA Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2017.

(o) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Large Cap International Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(p) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* International Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(q) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Japanese Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(r) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(s) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* United Kingdom Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(t) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Continental Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(u) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(v) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(w) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(x) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* International Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(y) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* International Vector Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(z) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(aa) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* World ex U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(bb) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(cc) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* World Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(dd) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(ee) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(ff) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Small Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(gg) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(hh) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Selectively Hedged Global Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(ii) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA One-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(jj) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(kk) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(ll) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Short-Term Government Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(mm) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Five-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(nn) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Intermediate Government Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(oo) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(pp) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(qq) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Investment Grade Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(rr) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(ss) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Short-Duration Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(tt) Investment Management Agreement between the Registrant and DFA re: the:

* DFA Municipal Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2017.

(uu) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(vv) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(ww) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA California Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(xx) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Intermediate-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(yy) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA World ex U.S. Government Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(zz) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA California Intermediate-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(aaa) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VA U.S. Large Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(bbb) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VA U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(ccc) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VA International Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(ddd) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VA International Small Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(eee) Amended and Restated Investment Management Agreement between the Registrant and

DFA re: the:

* VA Short-Term Fixed Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(fff) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VA Global Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(ggg) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VA Global Moderate Allocation Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(hhh) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(iii) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(jjj) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(kkk) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(lll) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(mmm) Investment Management Agreement between the Registrant and DFA re: the:

* DFA LTIP Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2017.

(nnn) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Commodity Strategy Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(ooo) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Large Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(ppp) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Small Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(qqq) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* International Large Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(rrr) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* International Small Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(sss) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(ttt) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2010 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(uuu) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2015 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(vvv) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2020 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(www) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2025 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(xxx) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2030 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(yyy) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2035 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(zzz) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2040 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(aaaa) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2045 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(bbbb) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2050 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(cccc) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2055 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(dddd) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2060 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(eeee) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Social Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(ffff) Investment Management Agreement between the Registrant and DFA re: the:

* DFA Diversified Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(gggg) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Global Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(hhhh) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. High Relative Profitability Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(iiii) Investment Management Agreement between the Registrant and DFA re: the:

* International High Relative Profitability Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(jjjj) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VA Equity Allocation Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(kkkk) Investment Management Agreement between the Registrant and DFA re: the:

* DFA MN Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(llll) Investment Management Agreement between the Registrant and DFA re: the:

* DFA California Municipal Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(mmmm) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Global Core Plus Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(nnnn) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(oooo) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(pppp) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Global Sustainability Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(qqqq) Investment Management Agreement between the Registrant and DFA re: the:

* DFA Oregon Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: August 21, 2019.

(rrrr) Investment Management Agreement between the Registrant and DFA re: the:

* DFA Selective State Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: August 21, 2019.

(ssss) Investment Management Agreement between the Registrant and DFA re: the:

* Global Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 239/241 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: November 4, 2019.

(tttt) Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2065 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(uuuu) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Sustainability Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(vvvv) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Global Core Plus Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(wwww) Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets ex China Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 252/254 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: September 28, 2021.

(xxxx) Investment Management Agreement between the Registrant and DFA re: the:

* DFA Short-Term Selective State Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 255/257 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: April 8, 2022.

(2) Sub-advisory Agreements.

(a) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:

* VA International Small Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 22, 1995.

(1) Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated July 18, 1997

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 30, 2006.

(b) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:

* VA International Small Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 22, 1995.

(c) Form of Consultant Services Agreement between DFA and DFA Australia Limited (formerly DFA Australia Pty Limited)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 55/56 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 1999.

(d) Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 55/56 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 1999.

(e) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(f) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* International Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(g) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:

* Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(h) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited dated August 7, 2006 re: the:

* Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 4, 2006.

(i) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(j) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(k) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(l) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(m) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(n) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(o) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International Vector Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(p) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* International Vector Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(q) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(r) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(s) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(t) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing Post-Effective Amendment No. 245/247 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: April 17, 2020.

(u) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(v) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(w) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(x) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(y) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Large Cap International Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(z) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Large Cap International Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(aa) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(bb) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(cc) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund

Advisors Ltd. re: the:

* World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(dd) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ee) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors

Ltd. re: the:

* DFA Commodity Strategy Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ff) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Commodity Strategy Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(gg) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Investment Grade Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(hh) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Investment Grade Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ii) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., dated July 25, 2011, amended June 27, 2014, re: the:

* World Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(jj) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, dated July 25, 2011, amended June 27, 2014, re: the:

* World Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(kk) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA LTIP Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ll) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA LTIP Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(mm) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Selectively Hedged Global Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(nn) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Selectively Hedged Global Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(oo) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA World ex U.S. Government Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(pp) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA World ex U.S. Government Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(qq) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(rr) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ss) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* World ex U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(tt)  Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* World ex U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(uu) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International Large Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(vv) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* International Large Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ww) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International Small Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(xx) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* International Small Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(yy) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(zz) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(aaa) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Short-Duration Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(bbb) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Short-Duration Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ccc) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Municipal Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ddd) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Municipal Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(eee) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(fff) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ggg) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* VIT Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(hhh) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* VIT Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(iii) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Targeted Credit Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(jjj) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re:

the:

* DFA Targeted Credit Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(kkk) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA NY Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(lll) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA NY Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(mmm) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA One-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(nnn) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA One-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ooo) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ppp) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(qqq) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Five-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(rrr) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Five-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(sss) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* VA Short-Term Fixed Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ttt) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* VA Short-Term Fixed Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(uuu) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* VA Global Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(vvv) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* VA Global Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(www) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Social Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(xxx) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Social Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(yyy) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund

Advisors Ltd. re: the:

* DFA Diversified Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(zzz) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Diversified Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(aaaa) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Global Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(bbbb) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Global Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(cccc) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International High Relative Profitability Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(dddd) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* International High Relative Profitability Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(eeee) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* VA Equity Allocation Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ffff) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* VA Equity Allocation Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(gggg) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA MN Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(hhhh) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA MN Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(iiii) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund

Advisors Ltd. re: the:

* DFA California Municipal Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(jjjj) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA California Municipal Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(kkkk) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Global Core Plus Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(llll) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Global Core Plus Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(mmmm) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Emerging Markets Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(nnnn) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Emerging Markets Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(oooo) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors

Ltd. re: the:

* Emerging Markets Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(pppp) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Emerging Markets Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(qqqq) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Global Sustainability Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(rrrr) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Global Sustainability Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ssss) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* VA International Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(tttt) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* VA International Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(uuuu) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Oregon Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: August 21, 2019.

(vvvv) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Oregon Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: August 21, 2019.

(wwww) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Selective State Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: August 21, 2019.

(xxxx) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Selective State Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: August 21, 2019.

(yyyy) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Global Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(zzzz) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

*  Global Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(aaaaa) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Global Core Plus Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement

on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: April 13, 2021.

(bbbbb) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Global Core Plus Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: April 13, 2021.

(ccccc) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Emerging Markets ex China Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 253/255 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 25, 2022.

(ddddd) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Emerging Markets ex China Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 252/254 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: September 28, 2021.

(eeeee) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Short-Term Selective State Municipal Bond Portfolio

Incorporated by reference to:

Filing: Post-Effective Amendment No, 255/257 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: April 8, 2022.

(fffff) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Short-Term Selective State Municipal Bond Portfolio

Incorporated by reference to:

Filing: Post-Effective Amendment No, 255/257 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: April 8, 2022.

(e) Underwriting Contracts.

(1) Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258

Filing Date: February 28, 2024.

(f) Bonus or Profit Sharing Plans.

Not Applicable.

(g) Custodian Agreements.

(1) Form of Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of December 21, 2012.
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(a) Form of Amendment No. 1 re: the addition of the World ex U.S. Core Equity Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(b) Form of Amendment No. 2 dated October 1, 2013 re: the addition of the DFA Short-Duration Real Return Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(c) Supplement re: China Connect Securities

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(d) Amendment to Global Custodial Services Agreement dated October 1, 2022 re: term extension.

Incorporated herein by reference to:

Filing: Post-Effective No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(2) Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2013.

(a) Form of Amendment No. 1 re: the addition of the VA Global Moderate Allocation Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(b) Form of Amendment No. 2 dated June 17, 2013 re: the addition of the U.S. Large Cap Equity Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(c) Amendment No. 3 dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 27, 2015.

(d) Amendment to the U.S. Mutual Funds Custodian Agreement dated June 1, 2023 re: term extension.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(h) Other Material Contracts.

(1) Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-

1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2013.

(a) Amendment dated June 17, 2013 re: the addition of U.S. Large Cap Equity Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(b) Amendment No. 2 dated August 8, 2013 re: calculation and payment of shareholder service fees.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(c) Amendment No. 3 dated October 7, 2013 re: the addition of DFA Short-Duration Real Return Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(d) Form of Amendment No. 1 re: the addition of “FAN” services.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(e) Amendment No. 4 dated October 10, 2014 re: the addition of DFA Municipal Real Return Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 27, 2015.

(f) Amendment dated December 23, 2021 re: “SVI” review services.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

  (g) Amendment to and Assignment of Transfer Agency and Service Agreement

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(2) Financial Statement Typesetting Services Agreement to Administration and Accounting Services Agreement dated October 20, 2009.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(3) Form of Administration Agreement between the Registrant and State Street Bank and Trust Company.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2013.

(a) Amendment dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 27, 2015.

(b) Amendment dated November 13, 2018 re: the addition of Liquidity Classification Services.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

  (c) Amendment dated June 1, 2023 to the U.S. Mutual Funds Administration Agreement.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(4) Other.

(a) Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 33/34 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: June 19, 1995.

(b) Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 33/34 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: June 19, 1995.

(c) Form of Client Service Agent Agreement re: the:

* RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 22, 1995.

(1) Addendum Number One re: the reflection of the following name change:

* RWB/DFA International High Book to Market Portfolio to the

AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 26, 2001.

(d) Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: various portfolios of the Registrant.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(e) Form of Participation Agreement (Manual Trades)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(f) Form of Participation Agreement (Manual After Hours)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(g) Form of Participation Agreement (FundSERV)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(h) Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:

* U.S. Large Cap Value Portfolio;

* International Small Company Portfolio;

* Japanese Small Company Portfolio;

* United Kingdom Small Company Portfolio;

* Continental Small Company Portfolio;

* Asia Pacific Small Company Portfolio;

* Emerging Markets Portfolio; and

* Emerging Markets Small Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(i) Form of Rule 12d1-4 Fund of Funds Investment Agreement.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(i) Legal Opinion.

(1) Legal Opinion of Stradley Ronon Stevens & Young, LLP

Incorporated by reference to:

Filing: Post-Effective Amendment No. 255/257 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: April 8, 2022.

(j) Other Opinions.

(1) Consent of Independent Registered Public Accounting Firm

Not Applicable.

(k) Omitted Financial Statements.

Not Applicable.

(l) Initial Capital Agreements.

Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m) Rule 12b-1 Plans.

Not Applicable.

(n) Plans pursuant to Rule 18f-3.

(1) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3.

Incorporated herein by reference to:

Filing: Post-Effective No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(o) Powers-of-Attorney.

(1) On behalf of the Registrant, Power-of-Attorney executed December 19, 2023, appointing Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn L. O, Lisa M. Dallmer, Jan Miller and Ryan P. Buechner as attorneys-in-fact to Reena Aggarwal, David P. Butler, Lisa M. Dallmer, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Jan Miller, Catherine L. Newell, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(2) On behalf of The DFA Investment Trust Company, Power-of-Attorney executed December 19, 2023, appointing Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn L. O, Lisa M. Dallmer, Jan Miller and Ryan P. Buechner as attorneys-in-fact to Reena Aggarwal, David P. Butler, Lisa M. Dallmer, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Jan Miller, Catherine L. Newell, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(3) On behalf of Dimensional Emerging Markets Value Fund, Power-of-Attorney executed December 19, 2023, appointing Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn L. O, Lisa M. Dallmer, Jan Miller and Ryan P. Buechner as attorneys-in-fact to Reena Aggarwal, David P. Butler, Lisa M. Dallmer, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Jan Miller, Catherine L. Newell, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(4) Certified Resolution Regarding Powers of Attorney

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(p) Codes of Ethics.

(1) Code of Ethics of Registrant, Advisor, Sub-Advisers and Underwriter.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

(a) DFA Commodity Strategy Portfolio, a series of the Registrant, wholly owns and controls Dimensional Cayman Commodity Fund I Ltd. (the “DFA Cayman Subsidiary”); a company organized under the laws of the Cayman Islands. The DFA Cayman Subsidiary’s financial statements are and will be included on a consolidated basis in the DFA Investment Dimensions Group Inc’s annual and semi-annual reports to shareholders.

ITEM 30. INDEMNIFICATION.

Reference is made to Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a) Dimensional Fund Advisors LP, with a principal place of business located at 6300 Bee Cave Road, Building One, Austin TX 78746, the investment manager for the Registrant, is also the investment manager for four other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund, Dimensional Investment Group Inc. and Dimensional ETF Trust. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b) The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, World Core Equity Portfolio, DFA LTIP Portfolio, Selectively Hedged Global Equity Portfolio, DFA ex U.S. Government Fixed Income Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, World ex U.S. Core Equity Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Targeted Credit Portfolio, DFA NY Municipal Bond Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, Global Small Company Portfolio, International High Relative Profitability Portfolio, VA Equity Allocation Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Core Plus Fixed Income Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio, DFA Global Sustainability Fixed Income Portfolio, VA International Value Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, Global Social Core Equity Portfolio, DFA Global Core Plus Real Return Portfolio, Emerging Markets ex China Core Equity Portfolio, DFA Short-Term Selective State Municipal Bond Portfolio, and Dimensional World ex U.S. Sustainability Targeted Value Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c) The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio,

World Core Equity Portfolio, DFA LTIP Portfolio, Selectively Hedged Global Equity Portfolio, DFA ex U.S. Government Fixed Income Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, World ex U.S. Core Equity Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Targeted Credit Portfolio, DFA NY Municipal Bond Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, Global Small Company Portfolio, International High Relative Profitability Portfolio, VA Equity Allocation Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Core Plus Fixed Income Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio, DFA Global Sustainability Fixed Income Portfolio, VA International Value Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, Global Social Core Equity Portfolio, DFA Global Core Plus Real Return Portfolio, Emerging Markets ex China Core Equity Portfolio, DFA Short-Term Selective State Municipal Bond Portfolio, and Dimensional World ex U.S. Sustainability Targeted Value Portfolio, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA Australia has its principal place of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32. PRINCIPAL UNDERWRITERS.

(a) DFA Securities LLC, (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund, Dimensional Investment Group Inc. and Dimensional ETF Trust.

(b) The following table sets forth information as to the Distributor’s Officers, Partners and Control Persons. The address of each officer is 6300 Bee Cave Road, Austin, Texas 78746:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Ryan P. Buechner	Vice President	Vice President and Assistant Secretary
David P. Butler	Co-Chief Executive Officer	Co-Chief Executive Officer and Director
Stephen A. Clark	Executive Vice President	Executive Vice President
Lisa M. Dallmer	Executive Vice President and Chief Operating Officer	Chief Operating Officer
Bernard J. Grzelak	Vice President, Chief Financial Officer, and Treasurer	Vice President
Jeff J. Jeon	Vice President	Vice President
Joy L. Lopez	Vice President	Vice President and Assistant Treasurer
Kenneth M. Manell	Vice President	Vice President
Jan Miller	Vice President	Vice President, Chief Financial Officer and Treasurer
Catherine L. Newell	Executive Vice President, Secretary and General Counsel	President and General Counsel
Selwyn Notelovitz	Vice President and Chief Compliance Officer	Vice President
Carolyn L. O	Vice President	Vice President and Secretary
Randy C. Olson	Vice President	Chief Compliance Officer
Gerard K. O’Reilly	Co-Chief Executive Officer and Co-Chief Investment Officer	Co-Chief Executive Officer, Co-Chief Investment Officer, Chairman and Director
Savina B. Rizova	Co-Chief Investment Officer	Co-Chief Investment Officer

James J. Taylor	Vice President	Vice President and Assistant Treasurer
David G. Booth	Chairman	Not Applicable
Dimensional Fund Advisors LP	Sole Member	Not Applicable

(c) Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	6300 Bee Cave Road, Building One Austin, TX 78746

State Street Bank and Trust Company	One Congress Street, Suite 1, Boston, MA 02114-2016

Citibank, N.A.	111 Wall Street New York, New York 10005

ITEM 34. MANAGEMENT SERVICES.

None.

ITEM 35. UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment Nos. 258/260 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 29th day of May, 2024.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)
By:	/s/Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 258/260 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gerard K. O’Reilly*	Co-Chief Executive Officer, Co-Chief Investment Officer, Chairman and Director	May 29, 2024
Gerard K. O’Reilly

/s/ David P. Butler* David P. Butler	Co-Chief Executive Officer and Director	May 29, 2024

/s/ Jan Miller* Jan Miller	Chief Financial Officer (Principal Financial Officer), Treasurer (Principal Accounting Officer) and Vice President	May 29, 2024

/s/ Reena Aggarwal*	Director	May 29, 2024
Reena Aggarwal

/s/ Douglas W. Diamond*	Director	May 29, 2024
Douglas W. Diamond

/s/ Darrell Duffie*	Director	May 29, 2024
Darrell Duffie

/s/ Francis A. Longstaff*	Director	May 29, 2024
Francis A. Longstaff

/s/ Abbie J. Smith*	Director	May 29, 2024
Abbie J. Smith

/s/ Heather E. Tookes*	Director	May 29, 2024
Heather E. Tookes

/s/ Ingrid M. Werner*	Director	May 29, 2024
Ingrid M. Werner

* By: /s/ Ryan P. Buechner

Ryan P. Buechner

Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT LIST
Exhibit No.	Description